                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-242


                            CDC Nvest Funds Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2801

Date of fiscal year end:  December 31, 2003

Date of reporting period: December 31, 2003

Item 1.  Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Harris Associates Growth and Income Fund

                           [LOGO] CDC Nvest Funds(SM)
                     CDC IXIS Asset Management Distributors

--------------------------------------------------------------------------------
Equity Funds Annual Report
December 31, 2003
--------------------------------------------------------------------------------

CGM Advisor Targeted Equity Fund
(formerly CDC Nvest Targeted Equity Fund)

Harris Associates Focused Value Fund
(formerly CDC Nvest Select Fund)

Harris Associates Growth and Income Fund
(formerly CDC Nvest Growth and Income Fund)

Westpeak Capital Growth Fund
(formerly CDC Nvest Capital Growth Fund)

                               TABLE OF CONTENTS

Management Discussion and Performance ....................................Page 1

Fund Risks ...............................................................Page 9

Schedule of Investments .................................................Page 10

Financial Statements ....................................................Page 17

--------------------------------------------------------------------------------
                        CGM Advisor Targeted Equity Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------
Objective:

Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy
--------------------------------------------------------------------------------

Strategy:

Generally invests in a focused portfolio of common stocks of large-cap companies
--------------------------------------------------------------------------------

Inception Date:

November 27, 1968
--------------------------------------------------------------------------------

Manager:

G. Kenneth Heebner
Capital Growth Management Limited Partnership
--------------------------------------------------------------------------------

Symbols:

Class A   NEFGX
Class B   NEBGX
Class C   NEGCX
Class Y   NEGYX
--------------------------------------------------------------------------------

Net Asset Value Per Share:

(December 31, 2003)
Class A   $7.94
Class B    7.47
Class C    7.47
Class Y    8.07

                                                           Management Discussion
--------------------------------------------------------------------------------
Strong performance from homebuilding stocks helped CGM Advisor Targeted Equity Fund substantially outperform its benchmark and peer group in 2003. The total return on the fund's Class A shares at net asset value was 42.81% for the year ended December 31, 2003. The fund's benchmark, the S&P 500 Index, returned 28.68% for the year, while the average return on the funds in Morningstar's Large Blend category was 26.72%.

After three years of declining stock prices, 2003 began with a sluggish economy and uncertainty surrounding the pending Iraq war. Despite this negative climate, the fund remained fully invested in common stocks, enabling it to move forward swiftly when the rally began in March. For the year as a whole, stocks recovered a good portion of the value they lost in the bear market that began three years ago.

Homebuilding stocks were key to fund's results

Jumbo gains in homebuilding stocks drove the fund's performance in 2003. This sector began the year at about 34% of the fund's total assets and remained its largest position throughout the period, ending 2003 at 26%. The larger homebuilders featured in the portfolio enjoyed a competitive edge in their industry, helping them acquire increasingly scarce parcels of developable land in major metropolitan areas.

One of our top holdings was home construction giant Lennar, which gained market share through acquisitions as well as selective participation in the vibrant California market. Other notable contributors included D.R. Horton, Centex, KB Homes and Pulte Homes.

Technology, generic drugs and finance selections were positive

At the start of 2003, we held significant positions in healthcare, consumer finance and retail, which we later reduced to free up assets for other areas - specifically telecommunications and semiconductors.

Nextel Communications, the leader in push-to-talk phones, delivered vigorous gains as investors began to recognize the company's growth potential. America Movil, S.A., a cellular company based in Mexico, turned in solid performance. Analog Devices, the leading manufacturer of analog chips for cell phones, and Intel, a world leader in semiconductors, also had a positive impact.

We purchased Teva Pharmaceuticals, a leading generic drug company headquartered in Israel, because it appeared undervalued. We sold the position later when we felt the stock had reached fair value, but not before it made a significant contribution to fund performance. Strong trading activity drove up the share-price of Citigroup, a leading global financial services company. It remains in the portfolio.

Focus on companies poised to benefit from a weaker dollar

As the year progressed, we also began to focus on profitable multinationals we believe are likely to benefit from the weakening U.S. dollar. These included:
Altria Group, a leading tobacco company; 3M Company, a diversified, manufacturing company; Nike, a global leader in athletic footwear; and Proctor & Gamble, a leading consumer-products company.

Disappointing issues were eliminated

Not all news was positive in 2003. Biovail, a generic drug company, fell out of favor due to lower-than-expected sales. Despite a new anti-cholesterol drug, problems in other divisions caused Schering-Plough's earnings to decline. Earnings of Seagate Technology, the top disk drive company in the U.S., were hurt by an unexpected increase in competition. We sold all three positions.

Outlook is for global recovery to continue

Looking ahead, we expect a global recovery that will benefit many companies and industries in different parts of the world. We will emphasize firms whose fundamentals suggest that they will continue to provide strong earnings growth and lead the recovery.

--------------------------------------------------------------------------------
                        CGM Advisor Targeted Equity Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing CGM Advisor Targeted Equity Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index, and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
                   December 31, 1993 through December 31, 2003

            [CHART APPEARS HERE]
                                           S&P
                                           500
                           Class A     9 Index/4/
                           @ M.S.C.    ----------
  Month      Cumulative   Cumulative   Cumulative
   End        Value/1/     Value/2/       Value
----------   ----------   ----------   ----------
12/31/1993     10,000        9,425       10,000
 1/31/1994     10,584        9,976       10,340
 2/28/1994     10,211        9,624       10,059
 3/31/1994      9,598        9,046        9,621
 4/30/1994      9,607        9,055        9,744
 5/31/1994      9,789        9,226        9,904
 6/30/1994      9,428        8,886        9,661
 7/31/1994      9,756        9,195        9,979
 8/31/1994     10,006        9,431       10,388
 9/30/1994      9,679        9,122       10,134
10/31/1994      9,717        9,158       10,361
11/30/1994      9,158        8,631        9,984
12/31/1994      9,295        8,760       10,132
 1/31/1995      9,075        8,553       10,395
 2/28/1995      9,515        8,968       10,800
 3/31/1995      9,808        9,244       11,119
 4/30/1995     10,416        9,817       11,446
 5/31/1995     11,045       10,410       11,903
 6/30/1995     11,854       11,173       12,180
 7/31/1995     12,390       11,677       12,584
 8/31/1995     12,453       11,736       12,616
 9/30/1995     12,680       11,950       13,148
10/31/1995     12,419       11,705       13,101
11/30/1995     13,011       12,263       13,676
12/31/1995     12,836       12,098       13,939
 1/31/1996     13,286       12,522       14,414
 2/29/1996     13,712       12,924       14,548
 3/31/1996     13,712       12,924       14,688
 4/30/1996     13,456       12,683       14,904
 5/31/1996     13,663       12,878       15,288
 6/30/1996     13,517       12,740       15,347
 7/31/1996     12,726       11,995       14,669
 8/31/1996     12,848       12,109       14,978
 9/30/1996     13,730       12,940       15,821
10/31/1996     14,537       13,701       16,258
11/30/1996     15,669       14,768       17,486
12/31/1996     15,516       14,624       17,140
 1/31/1997     16,917       15,944       18,211
 2/28/1997     16,636       15,680       18,354
 3/31/1997     15,929       15,013       17,599
 4/30/1997     16,836       15,868       18,650
 5/31/1997     17,663       16,648       19,786
 6/30/1997     18,451       17,390       20,672
 7/31/1997     20,238       19,075       22,317
 8/31/1997     19,198       18,094       21,067
 9/30/1997     20,181       19,021       22,220
10/31/1997     19,390       18,275       21,478
11/30/1997     19,169       18,067       22,473
12/31/1997     19,169       18,067       22,858
 1/31/1998     19,482       18,361       23,111
 2/28/1998     21,194       19,975       24,778
 3/31/1998     22,557       21,260       26,047
 4/30/1998     23,422       22,076       26,309
 5/31/1998     23,054       21,728       25,857
 6/30/1998     24,288       22,891       26,907
 7/31/1998     24,416       23,013       26,621
 8/31/1998     19,758       18,622       22,772
 9/30/1998     19,899       18,755       24,231
10/31/1998     21,902       20,643       26,202
11/30/1998     23,726       22,361       27,790
12/31/1998     25,572       24,101       29,391
 1/31/1999     27,305       25,735       30,620
 2/28/1999     25,346       23,889       29,668
 3/31/1999     25,954       24,462       30,855
 4/30/1999     25,864       24,377       32,050
 5/31/1999     25,031       23,592       31,294
 6/30/1999     26,877       25,331       33,030
 7/31/1999     26,247       24,737       31,999
 8/31/1999     26,201       24,695       31,841
 9/30/1999     24,648       23,231       30,968
10/31/1999     25,594       24,122       32,927
11/30/1999     26,562       25,034       33,597
12/31/1999     29,454       27,760       35,575
 1/31/2000     27,151       25,590       33,788
 2/29/2000     29,561       27,861       33,148
 3/31/2000     29,882       28,164       36,391
 4/30/2000     28,758       27,104       35,296
 5/31/2000     27,606       26,019       34,572
 6/30/2000     27,713       26,120       35,425
 7/31/2000     26,830       25,287       34,871
 8/31/2000     28,100       26,485       37,037
 9/30/2000     27,084       25,527       35,081
10/31/2000     27,140       25,580       34,933
11/30/2000     26,886       25,340       32,179
12/31/2000     28,112       26,496       32,336
 1/31/2001     25,620       24,147       33,484
 2/28/2001     24,809       23,382       30,431
 3/31/2001     24,178       22,788       28,503
 4/30/2001     25,229       23,778       30,718
 5/31/2001     24,719       23,297       30,924
 6/30/2001     24,886       23,455       30,171
 7/31/2001     24,162       22,773       29,874
 8/31/2001     22,171       20,897       28,004
 9/30/2001     20,030       18,878       25,742
10/31/2001     20,150       18,992       26,233
11/30/2001     22,292       21,010       28,246
12/31/2001     23,559       22,204       28,493
 1/31/2002     24,283       22,887       28,077
 2/28/2002     23,167       21,835       27,536
 3/31/2002     23,559       22,204       28,571
 4/30/2002     23,619       22,261       26,839
 5/31/2002     23,378       22,034       26,641
 6/30/2002     22,624       21,323       24,744
 7/31/2002     20,120       18,963       22,815
 8/31/2002     20,120       18,963       22,965
 9/30/2002     18,883       17,797       20,469
10/31/2002     18,431       17,371       22,270
11/30/2002     17,978       16,944       23,581
12/31/2002     16,772       15,807       22,196
 1/31/2003     16,772       15,807       21,614
 2/28/2003     16,651       15,694       21,290
 3/31/2003     17,043       16,063       21,497
 4/30/2003     18,129       17,087       23,268
 5/31/2003     19,697       18,565       24,493
 6/30/2003     20,029       18,878       24,806
 7/31/2003     19,637       18,508       25,243
 8/31/2003     20,150       18,991       25,736
 9/30/2003     20,391       19,219       25,462
10/31/2003     22,925       21,607       26,903
11/30/2003     23,830       22,460       27,139
12/31/2003     23,950       22,573       28,563


                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------
                                                                         Since
                                         1 Year   5 Years   10 Years   Inception
                                         ------   -------   --------   ---------
Class A (Inception 11/27/68)
Net Asset Value/1/                        42.81%   -1.30%     9.13%         --
With Maximum Sales Charge/2/              34.58    -2.46      8.48          --

Class B (Inception 2/28/97)
Net Asset Value/1/                        41.48    -2.05        --        4.66%
With CDSC/3/                              36.48    -2.34        --        4.66

Class C (Inception 9/1/98)
Net Asset Value/1/                        41.75    -2.05        --        1.84
With Maximum Sales Charge and CDSC/3/     39.42    -2.24        --        1.65

Class Y (Inception 6/30/99)
Net Asset Value/1/                        43.34       --        --       -2.11
--------------------------------------------------------------------------------

                                                                         Since        Since        Since
                                                                        Class B      Class C      Class Y
                                         1 Year   5 Years   10 Years   Incept./7/   Incept./7/   Incept./7/
                                         ------   -------   --------   ----------   ----------   ----------
Comparative Performance
S&P 500 Index/4/                          28.68%   -0.57%    11.07%       6.69%        3.18%        -3.18%
Morningstar Large Blend Avg./5/           26.72    -0.43      9.24        5.58         3.21         -2.79
Lipper Multi-Cap Core Funds Avg./6/       29.89     2.49      9.79        6.94         6.06          0.32

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
                                      ------------------
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           99.5       99.6
--------------------------------------------------------
Short Term Investments and Other         0.5        0.4

                                       % of Net Assets
                                            as of
                                      ------------------
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
D.R. Horton, Inc.                        8.3       6.9
--------------------------------------------------------
Lennar Corp., Class A                    8.1       7.6
--------------------------------------------------------
Deere & Co.                              5.3        --
--------------------------------------------------------
Altria Group, Inc.                       5.3       6.1
--------------------------------------------------------
America Movil SA de CV (ADR)             5.3        --
--------------------------------------------------------
3M Co.                                   5.2       4.9
--------------------------------------------------------
Citigroup, Inc.                          5.2       4.2
--------------------------------------------------------
Total SA (ADR)                           4.9        --
--------------------------------------------------------
Centex Corp.                             4.8       4.8
--------------------------------------------------------
International Game Technology Corp.      4.7        --

                                       % of Net Assets
                                            as of
                                      ------------------
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Home Construction, Furnishings
   & Appliances                         25.9      29.1
--------------------------------------------------------
Semiconductors                           8.8       4.7
--------------------------------------------------------
Pharmaceuticals                          6.6      11.7
--------------------------------------------------------
Oil & Gas                                6.2       4.9
--------------------------------------------------------
Heavy Machinery                          5.3        --

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts
/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/  S&P 500 Index is an unmanaged index of U.S. common stock performance.
/5/ Morningstar Large Blend Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Multi-Cap Core Funds Average is the average performance without sales charges of mutual funds with a similar current investment style or objective as calculated by Lipper Inc.
/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class B from 2/28/97; Class C from 9/30/98 and Class Y from 6/30/99.

--------------------------------------------------------------------------------
                      Harris Associates Focused Value Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks long-term capital appreciation
--------------------------------------------------------------------------------

Strategy:

Focuses on 15 to 20 stocks of mid- to large-cap U.S. companies
--------------------------------------------------------------------------------

Inception Date:

March 15, 2001
--------------------------------------------------------------------------------

Managers:

William C. Nygren
Floyd J. Bellman
Harris Associates L.P.
--------------------------------------------------------------------------------

Symbols:

Class A    NRSAX
Class B    NRSBX
Class C    NRSCX
--------------------------------------------------------------------------------

Net AssetValue Per Share:

(December 31, 2003)
 Class A   $11.79
 Class B    11.55
 Class C    11.55

                                                           Management Discussion
--------------------------------------------------------------------------------

Growing optimism about the economy and a swift end to active combat in Iraq sparked a dramatic stock market rally that ran from March through year-end. In this robust market environment, Harris Associates Focused Value Fund's total return for the year ended December 31, 2003 was 27.60%, based on the net asset value of Class A shares. Performance was in line with the fund's benchmark, the S&P 500 Index, which returned 28.68% for the period, and with the 28.40% average return on Morningstar's Large Value Funds category.

Technology and healthcare led returns in 2003

Novell, which provides identity-management and web services software, was one of the fund's strongest performer. Investors anticipated a boost in technology spending as the economy improved, and Novell was a clear beneficiary. This allowed us to sell the position on strength when shares met our target level. We also sold Guidant, a maker of arterial stents and other cardiac-assist devices, when we felt it had risen to full valuation.

Chiron, a principal supplier of flu vaccine, was an outstanding performer in healthcare. It remains in the portfolio, along with Omnicare, another strong performer. Omnicare manages pharmaceutical costs and services for long-term care facilities. The growth of the nursing home business is driven by demographics more than by the economy, and this company's potential to trim its customers' operating costs should provide steady earnings.

Media and travel-related businesses also did well

Time Warner rose as new management instituted restructuring measures, while cable programmer Liberty Media benefited from renewed interest in media stocks and better operating results. Marriott International, which we bought when the outlook for travel was at a low, rose sharply in 2003.

Housing sales benefited financial-services companies

H&R Block delivered handsome returns as the housing boom brought unexpected strength to its mortgage origination business. We also expect H&R Block's tax-preparation business to recover if job growth begins to reflect the economic expansion. Housing also contributed to earnings growth at Washington Mutual, although fears of rising interest rates surfaced late in the year, causing the company's shares to give back some of their gains. We continue to favor Washington Mutual because of its increased retail banking focus and the relatively predictable revenues generated by its large mortgage-servicing portfolio.

Company-specific factors affected some stocks

Price competition hurt Valassis Communications, which produces advertising inserts for newspapers. Valassis bounced back when industry prices seemed to stabilize, but we are watching trends closely. Earlier in the year, we took modest losses in Electronic Data Systems, an information technology services giant.

A number of stocks that performed well in absolute terms lagged the market averages. For example, when the Justice Department raised concerns over First Data Corp.'s proposed takeover of a competitor, some of the stock's earlier gains dissipated. SunGard, which makes processing hardware and software for financial services firms, failed to meet the high expectations raised by the surge in demand for its shares earlier in the year. Other gainers that fell short of the year's high performance standards included grocery-chain Kroger, tool-maker Black and Decker, and long-distance provider Sprint. Gains in retailers J.C. Penney and TJX, which owns the Marshall's and T.J. Maxx chains, also lagged the market averages.

Finding value will become more challenging in 2004

Because so many stocks rose so much in 2003, issues that meet our strict value criteria will be harder to find. We think the maturing economic recovery will create disparities in performance between and within market sectors, which should favor our bottom-up, value-driven approach that evaluates the investment merits of individual stocks in light of their market price.

--------------------------------------------------------------------------------
                      Harris Associates Focused Value Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Harris Associates Focused Value Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
              March 15, 2001 (inception) through December 31, 2003

              [CHART APPEARS HERE]

                                           S&P
                                           500
                            Class A     Index/4/
                           @ M.S.C.    ----------
  Month      Cumulative   Cumulative   Cumulative
   End        Value/1/     Value/2/       Value
----------   ----------   ----------   ----------
 3/15/2001     10,000        9,425       10,000
 3/31/2001     10,090        9,510       10,000
 4/30/2001     10,420        9,821       10,777
 5/31/2001     10,690       10,075       10,849
 6/30/2001     10,990       10,358       10,585
 7/31/2001     11,310       10,660       10,481
 8/31/2001     10,870       10,245        9,825
 9/30/2001     10,240        9,651        9,032
10/31/2001     10,000        9,425        9,204
11/30/2001     10,680       10,066        9,910
12/31/2001     10,960       10,330        9,997
 1/31/2002     10,890       10,264        9,851
 2/28/2002     10,600        9,990        9,661
 3/31/2002     10,910       10,283       10,024
 4/30/2002     10,860       10,235        9,416
 5/31/2002     10,930       10,301        9,347
 6/30/2002     10,080        9,500        8,681
 7/31/2002      9,620        9,067        8,005
 8/31/2002      9,960        9,387        8,057
 9/30/2002      8,570        8,077        7,181
10/31/2002      8,970        8,454        7,813
11/30/2002      9,470        8,925        8,273
12/31/2002      9,240        8,709        7,787
 1/31/2003      9,010        8,492        7,583
 2/28/2003      8,890        8,379        7,469
 3/31/2003      8,990        8,473        7,542
 4/30/2003      9,510        8,963        8,163
 5/31/2003     10,120        9,538        8,593
 6/30/2003     10,340        9,745        8,703
 7/31/2003     10,260        9,670        8,856
 8/31/2003     10,680       10,066        9,029
 9/30/2003     10,560        9,953        8,933
10/31/2003     11,200       10,556        9,439
11/30/2003     11,690       11,018        9,522
12/31/2003     11,790       11,112       10,021

                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------

Class A (Inception 3/15/01)                       1 Year/7/   Since Inception/7/
                                                  ---------   ------------------
Net Asset Value/1/                                  27.60%          6.06%
With Maximum Sales Charge/2/                        20.31           3.84
Class B (Inception 3/15/01)
Net Asset Value/1/                                  26.64           5.29
With CDSC/3/                                        21.64           4.30
Class C (Inception 3/15/01)
Net Asset Value/1/                                  26.64           5.29
With Maximum Sales Charge and CDSC/3/               24.42           4.91
 -------------------------------------------------------------------------------

                                                                       Since
                                                                   Class A, B, C
                                                          1 Year    Inception/8/
                                                          ------   -------------
Comparative Performance
S&P 500 Index/4/                                          28.68%       0.08%
Morningstar Large Value Fund Avg./5/                      28.40        1.54
Lipper Multi Cap Core Funds Avg./6/                       29.89        0.98

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
                                      ------------------
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           91.6      91.2
--------------------------------------------------------
Short Term Investments and Other         8.4       8.8

                                       % of Net Assets
                                            as of
                                      ------------------
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
Washington Mutual, Inc.                 16.1      17.6
--------------------------------------------------------
H&R Block, Inc.                          8.6       7.9
--------------------------------------------------------
Yum! Brands, Inc.                        5.4       5.2
--------------------------------------------------------
First Data Corp.                         5.1       4.5
--------------------------------------------------------
Burlington Resources, Inc.               4.5       4.0
--------------------------------------------------------
Omnicare, Inc.                           4.3       3.7
--------------------------------------------------------
Knight-Ridder, Inc.                      4.3       4.6
--------------------------------------------------------
Bristol-Myers Squibb Co.                 4.2       3.2
--------------------------------------------------------
Time Warner, Inc.                        4.2       4.2
--------------------------------------------------------
TJX Cos., Inc.                           4.1       2.4

                                       % of Net Assets
                                            as of
                                      ------------------
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Banking                                 16.1      17.6
--------------------------------------------------------
Commercial Services                     12.4       9.8
--------------------------------------------------------
Media - Broadcasting & Publishing       10.8      12.6
--------------------------------------------------------
Pharmaceuticals                          8.5       3.3
--------------------------------------------------------
Retailers                                6.6       5.2

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/  S&P 500 Index is an unmanaged index of U.S. common stock performance
/5/ Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Multi Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/8/ The since-inception performance comparisons shown are calculated from 3/31/01.

--------------------------------------------------------------------------------
                    Harris Associates Growth and Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks opportunities for long-term capital growth and income
--------------------------------------------------------------------------------

Strategy:

Invests primarily in common stock of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:

May 6, 1931
--------------------------------------------------------------------------------

Managers:

Robert M. Levy
Edward S. Loeb
Michael J. Mangan
Harris Associates L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFOX
Class B   NEGBX
Class C   NECOX
Class Y   NEOYX
--------------------------------------------------------------------------------

Net Asset Value Per Share:

(December 31, 2003)
Class A   $12.25
Class B    11.64
Class C    11.63
Class Y    12.54

Effective March 1, 2004, the fund's name will change to Harris Associates Large Cap Value Fund

                                                           Management Discussion
--------------------------------------------------------------------------------

With the end of full-scale conflict in Iraq and improving economic numbers in the U.S., a broad-based rally carried stock prices higher through most of 2003. The breadth of this year's market rise benefited most stocks, and many recorded significant gains.

For the year ended December 31, 2003, Class A shares of Harris Associates Growth and Income Fund provided a total return of 30.04% at net asset value. These results were in line with the 30.03% return on the Russell 1000 Value Index, the fund's benchmark, and ahead of the 26.72% average return on the funds in Morningstar's Large Blend Funds category.

Economically sensitive issues performed well

The beginning of the economic recovery was good for media stocks in general, and Time Warner's restructuring progress helped drive up its stock. Cable programmer Liberty Media and ad agency Interpublic Group both benefited from prospects for a rebound in advertising.

Other standouts in 2003 included Cendant, whose Avis and Budget car rental units benefited from a rebound in travel. Cendant's Century 21 and Coldwell Banker divisions also profited from the wave of mortgage refinancings and continued strong sales of new homes.

Opportunistic purchases also enhanced performance

We purchased Home Depot in January, when the price of its shares fell in response to price competition. Home Depot's subsequent rebound had a strong, positive impact on fund results this year. The fund also benefited when shares of Xerox Corp. rebounded from depressed levels, thanks to improved finances and strong acceptance of its newest color products.

Price weakness in consumer staples provided opportunities

Kraft Foods and supermarket-chain Safeway declined as the economy gained momentum and investor interest shifted to growth stocks. Kraft was also hurt by competition from low-priced, private-label products. Safeway grappled with loss of market share and other setbacks. We took advantage of price declines to add to the fund's holdings in both stocks.

Healthcare yielded mixed results

Strong sales of Guidant's defibrillators and other cardiac-assist technologies overcame competitive weakness resulting from its arterial stent technology, driving the stock sharply higher. However, shares of pharmaceutical giant Merck fell when two promising drugs failed late-stage trials. We used the price weakness to add to the fund's holdings in Merck. Many drug companies have suffered from concern over possible regulatory changes and loss of sales to low-priced generic equivalents of profitable drugs. We think the aging U.S. population is a long-term positive for drug stocks, along with recent changes to Medicare.

Washington Mutual rose, then pulled back

Shares of Washington Mutual, a leading mortgage originator and the fund's largest holding at mid-year, gave back a portion of its 2003 gains in the fourth quarter. The expanding economy threatened to push up interest rates and stifle the housing boom. However, retail banking is the fastest-growing part of its business, and Washington Mutual has a large mortgage-servicing portfolio; both businesses generate stable, growing income, so we continue to like the stock.

Good value will become harder to find in 2004

The broad-based price rally in 2003 should make attractively valued stocks harder to find next year. As the economic recovery matures, we believe the market will separate into winning and losing segments that should favor our bottom-up investment style - one that evaluates the investment merits of individual companies in light of the price of their stocks.

--------------------------------------------------------------------------------
                    Harris Associates Growth and Income Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Harris Associates Growth and Income Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
                   December 31, 1993 through December 31, 2003

                     [CHART APPEARS HERE]

                                        Russell
                                          1000
                                         Value
                           Class A       Index /4/
                           @ M.S.C.    ----------
  Month      Cumulative   Cumulative   Cumulative
   End         Value /1/    Value /2/     Value
----------   ----------   ----------   ----------
12/31/1993     10,000        9,425       10,000
 1/31/1994     10,363        9,767       10,376
 2/28/1994     10,055        9,477       10,022
 3/31/1994      9,636        9,081        9,649
 4/30/1994      9,715        9,156        9,834
 5/31/1994      9,905        9,336        9,947
 6/30/1994      9,683        9,126        9,709
 7/31/1994      9,970        9,397       10,011
 8/31/1994     10,393        9,795       10,299
 9/30/1994     10,146        9,562        9,958
10/31/1994     10,306        9,713       10,097
11/30/1994      9,954        9,381        9,690
12/31/1994     10,099        9,519        9,802
 1/31/1995     10,352        9,756       10,104
 2/28/1995     10,693       10,079       10,504
 3/31/1995     10,991       10,359       10,735
 4/30/1995     11,326       10,674       11,075
 5/31/1995     11,693       11,021       11,540
 6/30/1995     11,967       11,278       11,696
 7/31/1995     12,385       11,673       12,103
 8/31/1995     12,500       11,781       12,274
 9/30/1995     13,048       12,298       12,718
10/31/1995     12,920       12,177       12,592
11/30/1995     13,351       12,584       13,230
12/31/1995     13,646       12,861       13,562
 1/31/1996     14,073       13,264       13,985
 2/29/1996     14,148       13,335       14,091
 3/31/1996     14,219       13,402       14,330
 4/30/1996     14,267       13,447       14,385
 5/31/1996     14,485       13,653       14,565
 6/30/1996     14,175       13,360       14,577
 7/31/1996     13,470       12,695       14,026
 8/31/1996     13,794       13,001       14,427
 9/30/1996     14,500       13,666       15,001
10/31/1996     14,946       14,087       15,581
11/30/1996     16,274       15,339       16,711
12/31/1996     15,994       15,074       16,497
 1/31/1997     16,789       15,824       17,297
 2/28/1997     16,997       16,019       17,551
 3/31/1997     16,257       15,323       16,920
 4/30/1997     17,112       16,128       17,631
 5/31/1997     18,210       17,163       18,616
 6/30/1997     19,103       18,004       19,415
 7/31/1997     20,307       19,139       20,875
 8/31/1997     19,728       18,593       20,131
 9/30/1997     20,946       19,741       21,348
10/31/1997     20,027       18,876       20,752
11/30/1997     20,891       19,690       21,669
12/31/1997     21,341       20,114       22,302
 1/31/1998     21,466       20,232       21,986
 2/28/1998     23,190       21,857       23,466
 3/31/1998     24,497       23,089       24,902
 4/30/1998     24,623       23,207       25,068
 5/31/1998     24,289       22,892       24,696
 6/30/1998     25,304       23,849       25,013
 7/31/1998     24,914       23,482       24,572
 8/31/1998     21,147       19,931       20,915
 9/30/1998     22,200       20,923       22,115
10/31/1998     23,804       22,435       23,828
11/30/1998     24,883       23,452       24,939
12/31/1998     26,447       24,926       25,787
 1/31/1999     27,213       25,649       25,993
 2/28/1999     26,559       25,032       25,626
 3/31/1999     26,926       25,378       26,157
 4/30/1999     28,522       26,882       28,600
 5/31/1999     28,395       26,762       28,285
 6/30/1999     29,281       27,597       29,107
 7/31/1999     28,416       26,782       28,254
 8/31/1999     28,032       26,420       27,206
 9/30/1999     26,896       25,349       26,255
10/31/1999     27,973       26,365       27,766
11/30/1999     28,055       26,442       27,549
12/31/1999     28,946       27,282       27,682
 1/31/2000     27,436       25,858       26,779
 2/29/2000     26,510       24,986       24,789
 3/31/2000     28,663       27,015       27,814
 4/30/2000     28,191       26,570       27,490
 5/31/2000     27,322       25,751       27,780
 6/30/2000     27,681       26,089       26,511
 7/31/2000     27,511       25,929       26,843
 8/31/2000     29,358       27,670       28,336
 9/30/2000     28,016       26,405       28,596
10/31/2000     28,093       26,478       29,298
11/30/2000     26,420       24,901       28,211
12/31/2000     26,829       25,286       29,624
 1/31/2001     26,848       25,304       29,738
 2/28/2001     25,253       23,801       28,911
 3/31/2001     23,833       22,462       27,889
 4/30/2001     25,779       24,296       29,257
 5/31/2001     25,818       24,333       29,914
 6/30/2001     24,923       23,490       29,251
 7/31/2001     24,067       22,683       29,189
 8/31/2001     22,588       21,289       28,019
 9/30/2001     20,701       19,511       26,047
10/31/2001     21,440       20,207       25,823
11/30/2001     22,958       21,638       27,324
12/31/2001     22,919       21,601       27,968
 1/31/2002     22,802       21,491       27,753
 2/28/2002     22,199       20,923       27,797
 3/31/2002     22,802       21,491       29,112
 4/30/2002     22,160       20,886       28,114
 5/31/2002     22,063       20,794       28,255
 6/30/2002     20,740       19,547       26,632
 7/31/2002     19,417       18,300       24,157
 8/31/2002     19,903       18,759       24,339
 9/30/2002     17,218       16,228       21,633
10/31/2002     17,860       16,833       23,236
11/30/2002     19,066       17,970       24,699
12/31/2002     18,327       17,273       23,627
 1/31/2003     17,880       16,851       23,055
 2/28/2003     17,315       16,320       22,440
 3/31/2003     17,529       16,521       22,477
 4/30/2003     19,183       18,080       24,456
 5/31/2003     20,623       19,437       26,034
 6/30/2003     21,070       19,859       26,360
 7/31/2003     20,876       19,675       26,752
 8/31/2003     21,576       20,336       27,169
 9/30/2003     21,109       19,896       26,904
10/31/2003     22,102       20,831       28,551
11/30/2003     22,880       21,564       28,938
12/31/2003     23,833       22,463       30,722

                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------

                                                                                   Since
                                         1 Year/8/   5 Years/8/   10 Years/8/   Inception/8/
                                         ---------   ----------   -----------   ------------
Class A (Inception 5/6/31)
Net Asset Value/1/                         30.04%       -2.06%        9.07%          --
With Maximum Sales Charge/2/               22.62        -3.21         8.43           --

Class B (Inception 9/13/93)
Net Asset Value/1/                         29.05        -2.81         8.31           --
With CDSC/3/                               24.05        -3.13         8.31           --

Class C (Inception 5/1/95)
Net Asset Value/1/                         29.08        -2.79           --         8.18%
With Maximum Sales Charge and CDSC/3/      26.81        -2.99           --         8.05

Class Y (Inception 11/18/98)
Net Asset Value/1/                         30.76        -1.58           --        -0.04

                                                                          Since        Since
                                                                         Class C      Class Y
                                         1 Year   5 Years   10 Years   Incept./7/   Incept./7/
                                         ------   -------   --------   ----------   ----------
Comparative Performance
Russell 1000 Value Index/4/              30.03%     3.56%     11.88%      12.08%        4.19%
Morningstar Large Blend Average/5/       26.72     -0.43       9.24        9.07         0.70
Lipper Large Cap Core Funds Average/6/   25.60     -1.74       8.78        8.55        -0.46

All returns represents past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.


                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
                                      ------------------
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           95.9      94.5
--------------------------------------------------------
Short Term Investments and Other         4.1       5.5

                                       % of Net Assets
                                            as of
                                      ------------------
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
Liberty Media Corp.-Class A              4.2       4.5
--------------------------------------------------------
Home Depot, Inc.                         4.0       4.0
--------------------------------------------------------
Time Warner, Inc.                        3.9       3.8
--------------------------------------------------------
Washington Mutual, Inc.                  3.8       4.6
--------------------------------------------------------
McDonald's Corp.                         3.6       3.5
--------------------------------------------------------
Xerox Corp.                              3.5       0.3
--------------------------------------------------------
Honeywell International, Inc.            3.4       2.9
--------------------------------------------------------
First Data Corp.                         3.3       2.7
--------------------------------------------------------
Gap (The), Inc.                          3.3       3.0
--------------------------------------------------------
Waste Management, Inc.                   3.3       3.0

                                       % of Net Assets
                                            as of
                                      ------------------
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Media - Broadcasting & Publishing       13.4      12.0
--------------------------------------------------------
Beverages, Food & Tobacco               12.9      10.3
--------------------------------------------------------
Building Materials                       6.8       2.8
--------------------------------------------------------
Pharmaceuticals                          6.7       5.8
--------------------------------------------------------
Banking                                  5.9       7.3

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Value Index is an unmanaged index of the largest 1,000 U.S. companies within the Russell 3000.
/5/ Morningstar Large Blend Average is an average performance of funds with similar investment objectives as calculated without sales charges by Morningstar, Inc.
/6/ Lipper Large Cap Core Funds Average is the average performance of mutual funds with a similar current investment style or objective as calculated without sales charges by Lipper Inc.
/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Class C from 5/31/95 and Class Y from 11/30/98.
/8/ Fund performance has been increased by expense waivers, without which performance would have been lower.

--------------------------------------------------------------------------------
                          Westpeak Capital Growth Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks long-term growth of capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in common stocks of large- and mid-cap companies in any industry
--------------------------------------------------------------------------------

Inception Date:

August 3, 1992
--------------------------------------------------------------------------------

Manager:

Westpeak Global Advisors, L.P. Team Management
--------------------------------------------------------------------------------

Symbols:

Class A   NEFCX
Class B   NECBX
Class C   NECGX
--------------------------------------------------------------------------------

Net Asset Value Per Share:

(December 31, 2003)
Class A   $10.87
Class B     9.52
Class C     9.50

                                                           Management Discussion
--------------------------------------------------------------------------------

In March of 2003, the stock market began to reverse a three-year downtrend. Prices of many stocks appeared to be selling at bargain prices, and with interest rates at 45-year lows, many investors seemed willing to emerge from the sidelines. However, a lottery ticket mentality appeared to dominate the market. Investments in volatile stocks of companies with uncertain earnings generally outperformed quality firms with sustained, rising earnings trends - the stocks that are the mainstay of Westpeak Capital Growth Fund.

Consequently, for the year ended December 31 2003, the total return on Class A shares of the fund was 26.69% at net asset value. The fund's benchmark, the Russell 1000 Growth Index, returned 29.75% for the same period, and the average return on the funds in Morningstar's Large Growth Fund category was 28.55%.

Industry emphasis was a net positive

The environment was favorable for the broad market in nine of the final ten months of the year. Small-cap growth stocks outperformed large-cap growth issues, on average, and leadership rotated from growth to value and back again for most of 2003. Since the fund remains fully invested in equity securities at all times, it participated fully in the market upswing.

To varying degrees during the year, the fund emphasized consumer staples, technology and energy stocks - all sectors that did well. Within the consumer staples category, our emphasis was on medical companies. However, many medical companies experienced difficulties in 2003, including portfolio holdings Merck and MedImmune. Within technology, our emphasis on semiconductors and computer hardware benefited the fund. Our emphasis on oil services also helped, but untimely positioning in department stores and in the heavy electrical equipment industry detracted from results for the year.

Portfolio focuses on quality earnings

Four of our top-performing stocks were Intel Corp., Cisco Systems, Capital One Financial and Dell Inc. Intel remains our top-ranked semiconductor stock, reflecting its profitability and fundamental outlook. Cisco also remains among our top-ranked computer hardware stocks, primarily reflecting its strong profitability and earnings expectations. Capital One did especially well during the first three quarters of 2003, but we began trimming the position when the stock's rank in our earnings-quality model began to slide. Dell is another example of a company we emphasized early in the year, which benefited the fund, but we gradually started to trim the position when its earnings began to fall short of expectations.

Despite quality earnings, prices of some stocks lagged

Although Merck underperformed for the period, it remains one of the highest-ranking drug stocks on our candidate list, primarily due to its attractive valuation, modest use of debt and history of consistent earnings. MedImmune is a similar story. We believe both stocks continue to be attractive because of their valuations and consistent earnings history. Even though the price performance of Microsoft was disappointing in 2003, we have continued to maintain a relatively large position in the stock. Microsoft's attractive valuations, profitability and growth prospects are the characteristics we seek for the fund's portfolio. We believe the position will reward shareholders in time. We sold financial-service provider MBNA Corp. early in the year, but our timing was unfortunate because it did well for several months thereafter.

Quality growth stocks may return to favor in 2004

While we continue to expect growth stocks to perform well in the coming year, we believe leadership will eventually shift away from the speculative stocks and toward quality companies with attractive valuations and solid growth potential. However, we are also moderating our strategies slightly, in an effort to ensure that Westpeak Capital Growth Fund reaps as much benefit as possible in a volatile price environment.

--------------------------------------------------------------------------------
                          Westpeak Capital Growth Fund
--------------------------------------------------------------------------------

                                    Investment Results through December 31, 2003
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing Westpeak Capital Growth Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                 Growth of $10,000 Investment in Class A Shares
                   December 31, 1993 through December 31, 2003

                [CHART APPEARS HERE]

                                         Russell
                                          1000
                                         Growth
                           Class A      Index /4/
                          @ M.S.C.     ----------
  Month      Cumulative   Cumulative   Cumulative
   End        Value /1/    Value /2/     Value
----------   ----------   ----------   ----------
12/31/1993     10,000        9,425       10,000
 1/31/1994     10,314        9,721       10,232
 2/28/1994     10,046        9,468       10,045
 3/31/1994      9,509        8,962        9,559
 4/30/1994      9,496        8,950        9,603
 5/31/1994      9,457        8,913        9,748
 6/30/1994      9,051        8,530        9,460
 7/31/1994      9,398        8,857        9,783
 8/31/1994      9,797        9,234       10,328
 9/30/1994      9,633        9,079       10,188
10/31/1994     10,052        9,474       10,427
11/30/1994      9,614        9,061       10,093
12/31/1994      9,836        9,271       10,262
 1/31/1995      9,915        9,345       10,482
 2/28/1995     10,308        9,715       10,921
 3/31/1995     10,648       10,036       11,239
 4/30/1995     10,812       10,191       11,485
 5/31/1995     11,113       10,474       11,885
 6/30/1995     11,854       11,172       12,344
 7/31/1995     12,384       11,672       12,857
 8/31/1995     12,607       11,882       12,871
 9/30/1995     13,033       12,283       13,464
10/31/1995     12,825       12,088       13,473
11/30/1995     13,136       12,381       13,997
12/31/1995     12,862       12,122       14,077
 1/31/1996     13,099       12,346       14,548
 2/29/1996     13,441       12,668       14,814
 3/31/1996     13,316       12,550       14,833
 4/30/1996     13,979       13,176       15,223
 5/31/1996     14,398       13,571       15,755
 6/30/1996     14,203       13,386       15,777
 7/31/1996     13,225       12,464       14,852
 8/31/1996     13,728       12,938       15,236
 9/30/1996     14,867       14,012       16,345
10/31/1996     14,859       14,005       16,444
11/30/1996     15,600       14,703       17,678
12/31/1996     15,054       14,189       17,332
 1/31/1997     15,906       14,991       18,548
 2/28/1997     15,468       14,579       18,422
 3/31/1997     14,312       13,489       17,425
 4/30/1997     14,929       14,071       18,582
 5/31/1997     16,242       15,308       19,923
 6/30/1997     16,695       15,735       20,721
 7/31/1997     17,867       16,839       22,553
 8/31/1997     17,046       16,066       21,233
 9/30/1997     17,561       16,551       22,278
10/31/1997     16,852       15,883       21,455
11/30/1997     17,293       16,298       22,366
12/31/1997     17,648       16,633       22,617
 1/31/1998     17,789       16,767       23,293
 2/28/1998     19,010       17,917       25,045
 3/31/1998     19,860       18,718       26,043
 4/30/1998     20,213       19,051       26,404
 5/31/1998     19,727       18,593       25,655
 6/30/1998     20,753       19,560       27,226
 7/31/1998     20,558       19,376       27,046
 8/31/1998     17,294       16,300       22,987
 9/30/1998     18,332       17,277       24,752
10/31/1998     19,671       18,540       26,742
11/30/1998     20,852       19,653       28,776
12/31/1998     22,780       21,470       31,371
 1/31/1999     23,926       22,550       33,213
 2/28/1999     22,581       21,283       31,695
 3/31/1999     23,077       21,750       33,365
 4/30/1999     23,529       22,176       33,407
 5/31/1999     23,099       21,770       32,381
 6/30/1999     24,322       22,923       34,649
 7/31/1999     23,782       22,414       33,548
 8/31/1999     23,991       22,611       34,096
 9/30/1999     23,641       22,282       33,379
10/31/1999     25,288       23,834       35,900
11/30/1999     26,039       24,542       37,837
12/31/1999     28,413       26,780       41,773
 1/31/2000     26,810       25,269       39,814
 2/29/2000     27,929       26,323       41,760
 3/31/2000     30,167       28,432       44,749
 4/30/2000     29,272       27,589       42,620
 5/31/2000     27,905       26,300       40,474
 6/30/2000     29,744       28,034       43,541
 7/31/2000     28,974       27,308       41,726
 8/31/2000     31,239       29,443       45,504
 9/30/2000     28,353       26,723       41,200
10/31/2000     27,370       25,796       39,250
11/30/2000     23,678       22,317       33,464
12/31/2000     22,867       21,552       32,405
 1/31/2001     23,961       22,584       34,644
 2/28/2001     20,708       19,517       28,763
 3/31/2001     18,777       17,697       25,633
 4/30/2001     21,316       20,090       28,875
 5/31/2001     21,073       19,861       28,450
 6/30/2001     20,743       19,550       27,791
 7/31/2001     19,648       18,519       27,096
 8/31/2001     18,067       17,028       24,880
 9/30/2001     16,211       15,279       22,396
10/31/2001     16,956       15,981       23,571
11/30/2001     18,432       17,372       25,836
12/31/2001     18,189       17,143       25,787
 1/31/2002     18,112       17,071       25,332
 2/28/2002     17,457       16,453       24,280
 3/31/2002     18,051       17,013       25,120
 4/30/2002     17,045       16,065       23,070
 5/31/2002     16,679       15,720       22,512
 6/30/2002     15,307       14,427       20,429
 7/31/2002     14,118       13,306       19,306
 8/31/2002     14,133       13,320       19,364
 9/30/2002     12,639       11,912       17,355
10/31/2002     13,554       12,774       18,947
11/30/2002     13,996       13,191       19,977
12/31/2002     13,081       12,329       18,597
 1/31/2003     12,745       12,013       18,145
 2/28/2003     12,806       12,070       18,062
 3/31/2003     13,066       12,314       18,398
 4/30/2003     13,828       13,033       19,759
 5/31/2003     14,590       13,751       20,745
 6/30/2003     14,727       13,881       21,030
 7/31/2003     14,926       14,067       21,554
 8/31/2003     15,109       14,240       22,090
 9/30/2003     15,170       14,297       21,853
10/31/2003     15,901       14,987       23,081
11/30/2003     16,084       15,160       23,322
12/31/2003     16,573       15,621       24,129

                               Average Annual Total Returns -- December 31, 2003
--------------------------------------------------------------------------------
                                                                         Since
                                         1 Year   5 Years   10 Years   Inception
                                         ------   -------   --------   ---------
Class A (Inception 8/3/92)

Net Asset Value/1/                        26.69%    -6.16%    5.18%        --
With Maximum Sales Charge/2/              19.45     -7.27     4.56         --

Class B (Inception 9/13/93)

Net Asset Value/1/                        25.93     -6.85     4.36         --
With CDSC/3/                              20.93     -7.12     4.36         --

Class C (Inception 12/30/94)

Net Asset Value/1/                        25.66     -6.89       --       5.10%
With Maximum Sales Charge and CDSC/3/     23.36     -7.08       --       4.98
--------------------------------------------------------------------------------

                                                                        Since
                                                                       Class C
                                         1 Year   5 Years   10 Years  Incept./7/
                                         ------   -------   --------  ----------
Comparative Performance
Russell 1000 Growth Index/4/              29.75%   -5.11%     9.21%      9.97%
Morningstar Large Growth Fund Avg./5/     28.55    -3.20      7.96       9.11
Lipper Large Cap Core Funds Avg./6/       25.60    -1.74      8.78       9.87


All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                       % of Net Assets
                                            as of
Fund Composition                      12/31/03   6/30/03
--------------------------------------------------------
Common Stocks                           99.1      99.2
--------------------------------------------------------
Short Term Investments and Other         0.9       0.8

                                       % of Net Assets
                                            as of
Ten Largest Holdings                  12/31/03   6/30/03
--------------------------------------------------------
Intel Corp.                              5.8       6.1
--------------------------------------------------------
Microsoft Corp.                          5.7       7.6
--------------------------------------------------------
Pfizer, Inc.                             4.9       4.9
--------------------------------------------------------
Cisco Systems, Inc.                      4.8       4.7
--------------------------------------------------------
General Electric Co.                     3.7       4.6
--------------------------------------------------------
Fannie Mae                               2.8       2.4
--------------------------------------------------------
UnitedHealth Group, Inc.                 2.7       2.6
--------------------------------------------------------
Johnson & Johnson                        2.3       2.4
--------------------------------------------------------
New Century Financial Corp.              2.3       0.0
--------------------------------------------------------
McKesson Corp.                           2.2       0.0

                                       % of Net Assets
                                            as of
Five Largest Industries               12/31/03   6/30/03
--------------------------------------------------------
Pharmaceuticals                         10.8      16.1
--------------------------------------------------------
Semiconductors                           9.1      10.3
--------------------------------------------------------
Software                                 9.0      10.1
--------------------------------------------------------
Retailers                                8.1       4.2
--------------------------------------------------------
Financial Services                       7.2       8.7

Portfolio holdings and asset allocations will vary.

See page 9 for information on the possible risks associated with an investment in this fund.

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge and a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Russell 1000 Growth Index is an unmanaged index measuring the performance of the largest 1000 U.S. growth companies within the Russell 3000.
/5/ Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc.
/6/ Lipper Large Cap Core Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ The since-inception performance comparisons shown for Class C shares is calculated from 12/31/94.

--------------------------------------------------------------------------------
                                   Fund Risks
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

Any mutual fund investment involves risk. The following notes describe some of the risks of the CDC Nvest Funds discussed in this report. These risks may affect the value of your investment. See the funds' prospectus for details.

The Funds

CGM Advisor Targeted Equity Fund invests primarily in a focused portfolio of common stocks of large companies. It may also invest in foreign securities and REITs.

Harris Associates Focused Value Fund invests primarily in a concentrated portfolio of value stocks.

Harris Associates Growth and Income Fund may invest in growth stocks or value stocks of large- and mid-size companies. It may also invest in foreign securities.

Westpeak Capital Growth Fund invests primarily in common stocks of growth-oriented companies. Its focus is primarily on large- and mid-cap companies, but it may also invest in small-cap stocks.

The Risks

Small-cap stocks represent ownership of less well known, untried companies with little or no track record; they may have limited financial and management resources. Small-cap stocks may also be more volatile in price than the overall market and less liquid than large-cap stocks.

Emerging growth stocks represent ownership of small, rapidly growing companies that are typically more volatile than the overall market. These stocks expose investors to the risks of small-cap stocks.

Growth stocks tend to be more sensitive to market movements because their stock prices are based on future expectations, which may not be realized.

Value stocks may fall out of favor with investors and underperform the broader market; there is no guarantee that they will return to favor.

Concentrating on few stocks allows changes in the value of a single security (up or down) to have a greater impact on the fund's performance than it would if the fund were more broadly diversified. This means fund shares may be more volatile in price and more vulnerable to losses.

Foreign and emerging market securities convey special risks, including political, economic, regulatory and currency risks, as well as differing accounting standards. Emerging markets may be more subject to these risks than developed markets.

Real Estate Investment Trusts (REITs) may change in price with underlying real estate values, rising interest rates, limited diversification of holdings. They may also incur other mortgage-related risks, such as pre-payment risks.

--------------------------------------------------------------------------------
              NOT FDIC INSURED . MAY LOSE VALUE . NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           CGM Advisor Targeted Equity Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

  Shares     Description                                            Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 99.5% of Total Net Assets
             Beverages, Food & Tobacco -- 5.3%
   765,000   Altria Group, Inc.                                    $ 41,631,300
                                                                   ------------
             Biotechnology -- 2.2%
   187,000   Genentech, Inc.(c)                                      17,497,590
                                                                   ------------
             Building Materials -- 2.2%
   309,000   Lowe's Cos., Inc.(d)                                    17,115,510
                                                                   ------------
             Communications -- 5.2%
 1,520,000   America Movil SA de CV (ADR)                            41,556,800
                                                                   ------------
             Computers -- 0.9%
   200,000   Dell, Inc.(c)                                            6,792,000
                                                                   ------------
             Cosmetics & Personal Care -- 4.1%
   324,000   Procter & Gamble Co.                                    32,361,120
                                                                   ------------
             Entertainment & Leisure -- 4.7%
 1,045,000   International Game Technology                           37,306,500
                                                                   ------------
             Financial Services -- 5.2%
   850,000   Citigroup, Inc.                                         41,259,000
                                                                   ------------
             Heavy Machinery -- 5.3%
   650,000   Deere & Co.                                             42,282,500
                                                                   ------------
             Home Construction, Furnishings & Appliances -- 25.9%
   355,000   Centex Corp.                                            38,215,750
 1,527,200   D.R. Horton, Inc.                                       66,066,672
   665,900   Lennar Corp., Class A                                   63,926,400
   396,300   Pulte Homes, Inc.                                       37,101,606
                                                                   ------------
                                                                    205,310,428
                                                                   ------------
             Industrial - Diversified -- 5.2%
   487,000   3M Co.                                                  41,409,610
                                                                   ------------
             Internet -- 1.0%
   120,000   eBay, Inc.(c)                                            7,750,800
                                                                   ------------
             Oil & Gas -- 6.2%
   240,000   Exxon Mobil Corp.                                        9,840,000
   420,000   Total SA (ADR)                                          38,854,200
                                                                   ------------
                                                                     48,694,200
                                                                   ------------
             Pharmaceuticals -- 6.6%
   500,000   Pfizer, Inc.                                            17,665,000
   815,000   Wyeth Corp.                                             34,596,750
                                                                   ------------
                                                                     52,261,750
                                                                   ------------
             Semiconductors -- 8.8%
   725,000   Analog Devices, Inc.                                    33,096,250
 1,125,000   Intel Corp.(d)                                          36,225,000
                                                                   ------------
                                                                     69,321,250
                                                                   ------------
             Telephone Systems -- 4.3%
 1,200,000   Nextel Communications, Inc., Class A(c)                 33,672,000
                                                                   ------------
             Textiles, Clothing & Fabrics -- 4.5%
   525,000   Nike, Inc., Class B(d)                                  35,941,500
                                                                   ------------
             Transportation -- 1.9%
   205,000   United Parcel Service, Inc., Class B                    15,282,750
                                                                   ------------
             Total Common Stocks (Identified Cost $596,060,329)     787,446,608
                                                                   ------------

 Principal
   Amount    Description                                             Value (a)
-------------------------------------------------------------------------------
Short Term Investments -- 3.3%
$1,499,522   Repurchase Agreement with Investors Bank & Trust
             Co. dated 12/31/2003 at 0.75% to be repurchased at
             $1,499,584 on 1/02/2004, collateralized by
             $24,249,121 Government National Mortgage
             Association Bond, 5.625%, due 10/20/2023 valued at
             $1,574,498                                            $  1,499,522
 1,126,084   Bank of Montreal, 1.06%, due 1/15/2004(e)                1,126,084
 3,542,213   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)             3,542,213
 1,574,317   BNP Paribas, 0.97%, due 1/07/2004(e)                     1,574,317
   787,158   BNP Paribas, 1.00%, due 1/21/2004(e)                       787,158
   787,158   Den Danske Bank, 1.08%, due 1/20/2004(e)                   787,158
 4,329,371   Fleet National Bank, 1.00%, due 1/21/2004(e)             4,329,371
   314,863   Harris Trust & Savings Bank, 1.05%, due
             1/29/2004(e)                                               314,863
    92,097   Merrill Lynch Premier Institutional Fund(e)                 92,097
 5,037,814   Merrimac Cash Fund, Premium Class(e)                     5,037,814
   393,579   Prefco, 1.091%, due 1/16/2004(e)                           393,579
 2,361,475   Royal Bank of Scotland, 1.08%, due 1/15/2004(e)          2,361,475
   787,158   Sheffiled Receivables Corp., 1.081%,
             due 1/28/2004(e)                                           787,158
   393,579   Sheffiled Receivables Corp., 1.091%,
             due 1/06/2004(e)                                           393,579
 1,574,317   Southtrust Bank, 1.08%, due 1/16/2004(e)                 1,574,317
 1,574,317   The Bank of the West, 1.075%, due 1/14/2004(e)           1,574,317
             Total Short Term Investments (Identified Cost
             $26,175,022)                                          ------------
                                                                     26,175,022
                                                                   ------------

             Total Investments -- 102.8%
             (Identified Cost $622,235,351) (b)                     813,621,630
             Other assets less liabilities                          (22,106,375)
                                                                   ------------
             Total Net Assets -- 100%                              $791,515,255
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:

     At December 31, 2003, the net unrealized appreciation on investments based on cost of $622,801,420 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $190,894,038

     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax
     cost over value                                                    (73,828)
                                                                   ------------
     Net unrealized appreciation                                   $190,820,210
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $327,887,176 of which $132,783,707 expires on December 31, 2009 and $195,103,469 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.
(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Harris Associates Focused Value Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

  Shares     Description                                             Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 91.6% of Total Net Assets
             Banking -- 16.1%
 1,314,000   Washington Mutual, Inc.                               $ 52,717,680
                                                                   ------------
             Biotechnology -- 4.1%
   235,300   Chiron Corp.(c)                                         13,409,747
                                                                   ------------
             Commercial Services -- 12.4%
   505,900   H&R Block, Inc.(d)                                      28,011,683
   108,500   Moody's Corp.                                            6,569,675
   203,000   Valassis Communications, Inc.(c)(d)                      5,958,050
                                                                   ------------
                                                                     40,539,408
                                                                   ------------
             Computers -- 4.0%
   472,100   SunGard Data Systems, Inc.(c)                           13,081,891
                                                                   ------------
             Food Retailers -- 4.0%
   710,000   Kroger Co. (The)(c)(d)                                  13,142,100
                                                                   ------------
             Lodging -- 2.6%
   179,700   Marriott International, Inc., Class A                    8,302,140
                                                                   ------------
             Media - Broadcasting & Publishing -- 10.8%
   181,400   Knight-Ridder, Inc.                                     14,034,918
   649,400   Liberty Media Corp., Class A(c)                          7,721,366
   758,700   Time Warner, Inc.(c)                                    13,649,013
                                                                   ------------
                                                                     35,405,297
                                                                   ------------
             Oil & Gas -- 4.5%
   267,000   Burlington Resources, Inc.(d)                           14,786,460
                                                                   ------------
             Pharmaceuticals -- 8.5%
   480,100   Bristol-Myers Squibb Co.                                13,730,860
   351,000   Omnicare, Inc.                                          14,176,890
                                                                   ------------
                                                                     27,907,750
                                                                   ------------
             Restaurants -- 5.4%
   513,900   Yum! Brands, Inc.(c)                                    17,678,160
                                                                   ------------
             Retailers -- 6.6%
   312,200   J.C. Penney Co., Inc.                                    8,204,616
   611,900   TJX Cos., Inc.                                          13,492,395
                                                                   ------------
                                                                     21,697,011
                                                                   ------------
             Software -- 5.1%
   402,700   First Data Corp.                                        16,546,943
                                                                   ------------
             Telephone Systems -- 3.9%
   779,700   Sprint Corp. (FON Group)(d)                             12,802,674
                                                                   ------------
             Tools -- 3.6%
   241,300   Black & Decker Corp.(d)                                 11,900,916
                                                                   ------------
             Total Common Stocks (Identified Cost $245,816,626)     299,918,177
                                                                   ------------

 Principal
   Amount     Description                                            Value (a)
-------------------------------------------------------------------------------
Short Term Investments -- 14.2%
$27,447,303   Repurchase Agreement with Investors Bank &
              Trust Co. dated 12/31/2003 at 0.75% to be
              repurchased at $27,448,447 on 1/02/2004,
              collateralized by $23,964,164 Federal National
              Mortgage Association Bond, 3.646%, due 4/01/2033
              valued at $24,306,130 and $4,476,859 Government
              National Mortgage Association Bond, 3.50%, due
              8/20/2029 valued at $4,513,538                       $ 27,447,303
    872,781   Bank of Montreal, 1.06%, due 1/15/2004(e)                 872,781
  2,745,421   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)            2,745,421
  1,220,187   BNP Paribas, 0.97%, due 1/07/2004(e)                    1,220,187
    610,094   BNP Paribas, 1.00%, due 1/21/2004(e)                      610,094
    610,094   Den Danske Bank, 1.08%, due 1/20/2004(e)                  610,094
  3,355,515   Fleet National Bank, 1.00%, due 1/21/2004(e)            3,355,515
    244,037   Harris Trust & Savings Bank, 1.05%, due
              1/29/2004(e)                                              244,037
     71,380   Merrill Lynch Premier Institutional Fund(e)                71,380
  3,904,598   Merrimac Cash Fund, Premium Class(e)                    3,904,598
    305,047   Prefco, 1.091%, due 1/16/2004(e)                          305,047
  1,830,281   Royal Bank of Scotland, 1.08%, due 1/15/2004(e)         1,830,281
    610,094   Sheffiled Receivables Corp., 1.081%, due
              1/28/2004(e)                                              610,094
    305,047   Sheffiled Receivables Corp., 1.091%, due
              1/06/2004(e)                                              305,047
  1,220,187   Southtrust Bank, 1.08%, due 1/16/2004(e)                1,220,187
  1,220,187   The Bank of the West, 1.075%, due 1/14/2004(e)          1,220,187

              Total Short Term Investments (Identified Cost        ------------
              $46,572,253)                                           46,572,253
                                                                   ------------
              Total Investments -- 105.8%
              (Identified Cost $292,388,879)(b)                     346,490,430
              Other assets less liabilities                         (19,088,797)
                                                                   ------------
              Total Net Assets -- 100%                             $327,401,633
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:

     At December 31, 2003, the net unrealized appreciation on investments based on cost of $292,457,278 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $ 56,431,350

     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value                                                           (2,398,198)
                                                                   ------------
     Net unrealized appreciation                                   $ 54,033,152
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $21,372,149 of which $1,480,080 expires on December 31, 2009, $6,713,084 expires on December 31, 2010 and $13,178,985 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.

(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Harris Associates Growth and Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

 Shares       Description                                             Value (a)
--------------------------------------------------------------------------------

Common Stocks -- 95.9% of Total Net Assets

              Advertising -- 2.7%
    612,300   Interpublic Group of Cos. (The), Inc.(c)(d)           $  9,551,880
                                                                    ------------
              Aerospace & Defense -- 3.4%
    358,700   Honeywell International, Inc.                           11,991,341
                                                                    ------------
              Apparel Retailers -- 3.3%
    497,500   Gap (The), Inc.(d)                                      11,546,975
                                                                    ------------
              Automotive -- 0.4%
    32,400    Harley-Davidson, Inc.                                    1,539,972
                                                                    ------------
              Banking -- 5.9%
    236,400   U.S. Bancorp                                             7,039,992
    334,300   Washington Mutual, Inc.                                 13,412,116
                                                                    ------------
                                                                      20,452,108
                                                                    ------------
              Beverages, Food & Tobacco -- 12.9%
     85,300   Anheuser-Busch Cos., Inc.                                4,493,604
    208,100   Diageo PLC (ADR)(d)                                     11,000,166
    102,300   General Mills, Inc.                                      4,634,190
    241,600   H.J. Heinz Co.                                           8,801,488
    290,700   Kraft Foods, Inc., Class A                               9,366,354
    105,000   Nestle SA (ADR)                                          6,552,945
                                                                    ------------
                                                                      44,848,747
                                                                    ------------
              Building Materials -- 6.8%
    388,600   Home Depot, Inc.                                        13,791,414
    364,500   Masco Corp.                                              9,990,945
                                                                    ------------
                                                                      23,782,359
                                                                    ------------
              Commercial Services -- 1.2%
    182,800   Cendant Corp.(c)(d)                                      4,070,956
                                                                    ------------
              Entertainment & Leisure -- 3.8%
    176,000   Carnival Corp.(d)                                        6,992,480
    265,500   Walt Disney Co. (The)                                    6,194,115
                                                                    ------------
                                                                      13,186,595
                                                                    ------------
              Environmental Control -- 3.3%
    389,300   Waste Management, Inc.                                  11,523,280
                                                                    ------------
              Financial Services -- 3.3%
    151,500   Fannie Mae                                              11,371,590
                                                                    ------------
              Food Retailers -- 3.8%
    538,400   Kroger Co. (The)(c)(d)                                   9,965,784
    148,500   Safeway, Inc.(c)                                         3,253,635
                                                                    ------------
                                                                      13,219,419
                                                                    ------------
              Household Products -- 4.0%
    126,600   Fortune Brands, Inc.                                     9,050,634
     91,900   Johnson & Johnson                                        4,747,554
                                                                    ------------
                                                                      13,798,188
                                                                    ------------
              Industrial - Diversified -- 1.1%
     47,900   Illinois Tool Works, Inc.                                4,019,289
                                                                    ------------
              Insurance -- 2.0%
     43,200   Aflac, Inc.                                              1,562,976
     96,000   MGIC Investment Corp.(d)                                 5,466,240
                                                                    ------------
                                                                       7,029,216
                                                                    ------------
              Media - Broadcasting & Publishing -- 13.0%
    249,500   Comcast Corp., Special Class A(c)                        7,804,360
     34,800   Gannett Co., Inc.                                        3,102,768
    383,618   Hughes Electronics Corp.(c)                              6,348,878
  1,221,100   Liberty Media Corp., Class A(c)                         14,518,879
    750,600   Time Warner, Inc.(c)                                    13,503,294
                                                                    ------------
                                                                      45,278,179
                                                                    ------------
              Medical Supplies-- 2.1%
    124,500   Guidant Corp.                                         $  7,494,900
                                                                    ------------
              Office & Business Equipment -- 3.5%
    875,000   Xerox Corp.(c)(d)                                       12,075,000
                                                                    ------------
              Oil & Gas -- 2.8%
    115,100   Burlington Resources, Inc.                               6,374,238
     51,846   ConocoPhillips                                           3,399,542
                                                                    ------------
                                                                       9,773,780
                                                                    ------------
              Pharmaceuticals -- 6.7%
    151,500   Abbott Laboratories                                      7,059,900
    242,500   Bristol-Myers Squibb Co.                                 6,935,500
     53,500   Cardinal Health, Inc.                                    3,272,060
    129,400   Merck & Co., Inc.                                        5,978,280
                                                                    ------------
                                                                      23,245,740
                                                                    ------------
              Restaurants -- 3.6%
    511,800   McDonald's Corp.                                        12,707,994
                                                                    ------------
              Retailers -- 1.9%
     96,100   Costco Wholesale Corp.(c)                                3,572,998
     68,900   Kohl's Corp.(c)                                          3,096,366
                                                                    ------------
                                                                       6,669,364
                                                                    ------------
              Software -- 4.4%

     90,500   Automatic Data Processing, Inc.                          3,584,705
    282,200   First Data Corp.                                        11,595,598
                                                                    ------------
                                                                      15,180,303
                                                                    ------------
              Total Common Stocks (Identified Cost $279,657,381)     334,357,175
                                                                    ------------

Preferred Stocks -- 0.4%
              Media - Broadcasting & Publishing-- 0.4%
     42,906   News Corp. (The), Ltd. (ADR)                             1,297,907
                                                                    ------------
              Total Preferred Stocks (Identified Cost $1,239,983)      1,297,907
                                                                    ------------

 Principal
   Amount
-----------
Short Term Investments -- 17.1%

$11,860,966   Repurchase Agreement with Investors Bank &
              Trust Co. dated 12/31/2003 at 0.75% to be
              repurchased at $11,861,461 on 1/02/2004,
              collateralized by $12,221,715 Federal National
              Mortgage Association Bond, 4.233%, due 12/01/2033
              valued at $12,454,015                                   11,860,966
  2,176,565   Bank of Montreal, 1.06%, due 1/15/2004(e)                2,176,565
  6,846,610   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)             6,846,610
  3,042,938   BNP Paribas, 0.97%, due 1/07/2004(e)                     3,042,938
  1,521,469   BNP Paribas, 1.00%, due 1/21/2004(e)                     1,521,469
  1,521,469   Den Danske Bank, 1.08%, due 1/20/2004(e)                 1,521,469
  8,368,079   Fleet National Bank, 1.00%, due 1/21/2004(e)             8,368,079
    608,588   Harris Trust & Savings Bank, 1.05%, due
              1/29/2004(e)                                               608,588
    178,011   Merrill Lynch Premier Institutional Fund(e)                178,011
  9,737,401   Merrimac Cash Fund, Premium Class(e)                     9,737,401
    760,734   Prefco, 1.091%, due 1/16/2004(e)                           760,734
  4,564,407   Royal Bank of Scotland, 1.08%, due 1/15/2004(e)          4,564,407
  1,521,469   Sheffiled Receivables Corp., 1.081%, due
              1/28/2004(e)                                             1,521,469
    760,734   Sheffiled Receivables Corp., 1.091%, due
              1/06/2004(e)                                               760,734
  3,042,938   Southtrust Bank, 1.08%, due 1/16/2004(e)                 3,042,938
  3,042,938   The Bank of the West, 1.075%, due 1/14/2004(e)           3,042,938
                                                                    ------------
              Total Short Term Investments (Identified Cost
              $59,555,316)                                            59,555,316
                                                                    ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                    Harris Associates Growth and Income Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2003
--------------------------------------------------------------------------------

Total Investments -- 113.4%
(Identified Cost $340,452,680) (b)                                 $395,210,398
Other assets less liabilities                                       (46,769,135)
                                                                   ------------
Total Net Assets -- 100%                                           $348,441,263
                                                                   ============

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal  Tax  Information:

     At December 31, 2003, the net unrealized appreciation on investments based on cost of $342,363,024 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost            $ 55,021,253

     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value              (2,173,879)
                                                                   ------------
     Net unrealized appreciation                                   $ 52,847,374
                                                                   ============

     At December 31, 2003, the Fund had a capital loss carryover of approximately $119,915,736 of which $19,895,206 expires on December 31, 2008, $69,951,207 expires on December 31, 2009, $20,103,857 expires on
     December 31, 2010 and $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.

(e)  Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Westpeak Capital Growth Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of December 31, 2003

 Shares   Description                                                  Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 99.1% of Total Net Assets

          Aerospace & Defense -- 0.8%
 22,500   Rockwell Collins, Inc.                                      $  675,675
                                                                      ----------
          Apparel Retailers -- 2.1%
 74,800   Gap (The), Inc.                                              1,736,108
                                                                      ----------
          Automotive -- 1.5%
116,000   Delphi Corp.                                                 1,184,360
                                                                      ----------
          Banking -- 2.7%
 16,800   Fifth Third Bancorp                                            992,880
 14,400   First Tennessee National Corp.                                 635,040
  9,300   Wells Fargo & Co.                                              547,677
                                                                      ----------
                                                                       2,175,597
                                                                      ----------
          Beverages, Food & Tobacco -- 5.8%
  7,100   Altria Group, Inc.                                             386,382
  4,200   Anheuser-Busch Cos., Inc.                                      221,256
  9,800   Brown-Forman Corp., Class B                                    915,810
 46,700   H.J. Heinz Co.                                               1,701,281
  7,500   Hershey Foods Corp.                                            577,425
 38,600   Pepsi Bottling Group, Inc.                                     933,348
                                                                      ----------
                                                                       4,735,502
                                                                      ----------
          Biotechnology -- 2.2%
 28,800   Amgen, Inc.(c)                                               1,779,840
                                                                      ----------
          Building Materials -- 3.6%
 36,550   Home Depot, Inc.                                             1,297,159
 59,100   Masco Corp.                                                  1,619,931
                                                                      ----------
                                                                       2,917,090
                                                                      ----------
          Commercial Services -- 1.8%
 40,600   Cendant Corp.(c)                                               904,162
 23,000   Viad Corp.                                                     575,000
                                                                      ----------
                                                                       1,479,162
                                                                      ----------
          Communications -- 5.1%
159,400   Cisco Systems, Inc.(c)                                       3,871,826
  7,400   EchoStar Communications Corp., Class A(c)                      251,600
                                                                      ----------
                                                                       4,123,426
                                                                      ----------
          Computers -- 3.9%
 33,800   Dell, Inc.(c)                                                1,147,848
 61,200   EMC Corp.(c)                                                   790,704
 43,100   SunGard Data Systems, Inc.(c)                                1,194,301
                                                                      ----------
                                                                       3,132,853
                                                                      ----------
          Cosmetics & Personal Care -- 1.2%
 20,400   Estee Lauder Cos. (The), Inc., Class A                         800,904
  1,900   Procter & Gamble Co.                                           189,772
                                                                      ----------
                                                                         990,676
                                                                      ----------
          Electronics -- 0.9%
 25,800   Jabil Circuit, Inc.(c)                                         730,140
                                                                      ----------
          Financial Services -- 7.2%
 33,300   AG Edwards, Inc.                                             1,206,459
 22,200   CompuCredit Corp.(c)                                           472,416
 30,500   Fannie Mae                                                   2,289,330
 47,200   New Century Financial Corp.(d)                               1,872,424
                                                                      ----------
                                                                       5,840,629
                                                                      ----------
          Health Care Providers -- 4.2%
 14,700   Health Net, Inc.(c)                                            480,690
 37,900   UnitedHealth Group, Inc.                                     2,205,022
  7,100   WellPoint Health Networks, Inc.(c)                             688,629
                                                                      ----------
                                                                       3,374,341
                                                                      ----------
          Healthcare-Services -- 3.3%
 23,100   Laboratory Corp. of America Holdings(c)                     $  853,545
 55,900   McKesson Corp.                                               1,797,744
                                                                      ----------
                                                                       2,651,289
                                                                      ----------
          Heavy Machinery -- 0.7%
  9,800   SPX Corp.(c)(d)                                                576,338
                                                                      ----------
          Household Products -- 2.3%
 36,500   Johnson & Johnson                                            1,885,590
                                                                      ----------
          Industrial - Diversified -- 3.7%
 96,700   General Electric Co.                                         2,995,766
                                                                      ----------
          Insurance -- 1.1%
 14,000   American International Group, Inc.                             927,920
                                                                      ----------
          Medical Supplies -- 5.3%
 35,300   Apogent Technologies, Inc.(c)(d)                               813,312
 41,500   Becton, Dickinson & Co.                                      1,707,310
  5,800   Boston Scientific Corp.(c)                                     213,208
 15,300   Guidant Corp.                                                  921,060
 10,600   St. Jude Medical, Inc.(c)                                      650,310
                                                                      ----------
                                                                       4,305,200
                                                                      ----------
          Mining -- 0.4%
  6,900   Freeport-McMoran Copper & Gold, Inc., Class B(d)               290,697
                                                                      ----------
          Pharmaceuticals -- 10.8%
 37,600   Abbott Laboratories                                          1,752,160
  2,700   Gilead Sciences, Inc.(c)                                       156,978
 27,700   MedImmune, Inc.(c)                                             703,580
 14,700   Merck & Co., Inc.                                              679,140
 60,500   Mylan Labratories, Inc.                                      1,528,230
111,550   Pfizer, Inc.                                                 3,941,062
                                                                      ----------
                                                                       8,761,150
                                                                      ----------
          Restaurants -- 0.2%
  3,400   CEC Entertainment, Inc.(c)                                     161,126
                                                                      ----------
          Retailers -- 8.1%
 29,000   Barnes & Noble, Inc.(c)                                        952,650
 18,600   Bed Bath & Beyond, Inc.(c)                                     806,310
 39,100   Family Dollar Stores                                         1,402,908
 38,300   RadioShack Corp.                                             1,175,044
 14,000   Staples, Inc.(c)(d)                                            382,200
 30,300   Target Corp.                                                 1,163,520
 13,300   Wal-Mart Stores, Inc.                                          705,565
                                                                      ----------
                                                                       6,588,197
                                                                      ----------
          Semiconductors -- 9.1%
 28,000   Altera Corp.(c)(d)                                             635,600
145,700   Intel Corp.                                                  4,691,540
 10,000   QLogic Corp.(c)                                                516,000
 39,100   Xilinx, Inc.(c)                                              1,514,734
                                                                      ----------
                                                                       7,357,874
                                                                      ----------
          Software -- 9.0%
 11,400   Citrix Systems, Inc.(c)                                        241,794
  6,200   Electronic Arts, Inc.(c)                                       296,236
 20,300   First Data Corp.                                               834,127
  9,700   IMS Health, Inc.                                               241,142
169,100   Microsoft Corp.                                              4,657,014
 74,800   Oracle Corp.(c)                                                987,360
                                                                      ----------
                                                                       7,257,673
                                                                      ----------
          Textiles, Clothing & Fabrics -- 0.3%
  7,600   Jones Apparel Group, Inc.                                      267,748
                                                                      ----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Westpeak Capital Growth Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------
Investments as of December 31, 2003

 Shares    Description                                                Value (a)
--------------------------------------------------------------------------------
           Toys, Games & Hobbies -- 1.8%
  74,600   Mattel, Inc.                                             $ 1,437,542
                                                                    -----------
           Total Common Stocks (Identified Cost $80,477,764)         80,339,509
                                                                    -----------

Principal
 Amount
---------
Short Term Investments -- 5.6%
$878,356    Repurchase Agreement with Investors Bank & Trust Co.
            dated 12/31/2003 at 0.75% to be repurchased at
            $878,393 on 1/02/2004, collateralized by $898,076
            Federal National Mortgage Association Bond, 5.221%,
            due 6/01/2027 valued at $922,473                            878,356
 167,090    Bank of Montreal, 1.06%, due 1/15/2004(e)                   167,090
 525,599    Bank of Nova Scotia, 1.08%, due 3/03/2004(e)                525,599
 233,600    BNP Paribas, 0.97%, due 1/07/2004(e)                        233,600
 116,800    BNP Paribas, 1.00%, due 1/21/2004(e)                        116,800
 116,800    Den Danske Bank, 1.08%, due 1/20/2004(e)                    116,800
 642,399    Fleet National Bank, 1.00%, due 1/21/2004(e)                642,399
  46,720    Harris Trust & Savings Bank, 1.05%, due 1/29/2004(e)         46,720
  13,665    Merrill Lynch Premier Institutional Fund(e)                  13,665
 747,520    Merrimac Cash Fund, Premium Class(e)                        747,520
  58,400    Prefco, 1.091%, due 1/16/2004(e)                             58,400
 350,399    Royal Bank of Scotland, 1.08%, due 1/15/2004(e)             350,399
 116,800    Sheffiled Receivables Corp., 1.081%, due 1/28/2004(e)       116,800
  58,400    Sheffiled Receivables Corp., 1.091%, due 1/06/2004(e)        58,400
 233,600    Southtrust Bank, 1.08%, due 1/16/2004(e)                    233,600
 233,600    The Bank of the West, 1.075%, due 1/14/2004(e)              233,600
                                                                    -----------
            Total Short Term Investments (Identified Cost
            $4,539,748)                                               4,539,748
                                                                    -----------
            Total Investments -- 104.7%
            (Identified Cost $85,017,512) (b)                        84,879,257
            Other assets less liabilities                            (3,840,268)
                                                                    -----------
            Total Net Assets -- 100%                                $81,038,989
                                                                    ===========

(a)  See Note 2a of Notes to Financial Statements.

(b)  Federal Tax Information:
     At December 31, 2003, the net unrealized depreciation
     on investments based on cost of $85,173,545 for federal
     income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost                                                       $ 7,546,539
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost
     over value                                                      (7,840,827)
                                                                    -----------
     Net unrealized depreciation                                    $  (294,288)
                                                                    ===========

     At December 31, 2003, the Fund had a capital loss carryover of approximately $57,629,674 of which $26,648,714 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on
     December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     At December 31, 2003, there was no undistributed ordinary income or long-term capital gains except for unrealized appreciation/depreciation disclosed on a tax basis.

(c)  Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2003.

(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                        Statement of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 2003
                                                           CGM Advisor     Harris Associates   Harris Associates      Westpeak
                                                         Targeted Equity     Focused Value        Growth and       Capital Growth
                                                               Fund               Fund            Income Fund           Fund
                                                         ---------------   -----------------   -----------------   --------------
ASSETS
   Investments at cost                                    $ 622,235,351       $292,388,879       $ 340,452,680      $ 85,017,512
   Net unrealized appreciation (depreciation)               191,386,279         54,101,551          54,757,718          (138,255)
                                                          -------------       ------------       -------------      ------------
      Investments at value                                  813,621,630        346,490,430         395,210,398        84,879,257
   Receivable for Fund shares sold                              214,722            918,551             266,543            84,333
   Receivable for securities sold                            16,780,321          1,761,117           1,760,801                --
   Dividends and interest receivable                            948,453            298,293             422,548            95,787
   Receivable from investment adviser                                --             67,874              35,927                --
   Securities lending income receivable                           1,646              1,836               4,379               326
                                                          -------------       ------------       -------------      ------------
      TOTAL ASSETS                                          831,566,772        349,538,101         397,700,596        85,059,703
                                                          -------------       ------------       -------------      ------------

LIABILITIES
   Collateral on securities loaned, at value                 24,675,500         19,124,950          47,694,350         3,661,392
   Payable for securities purchased                          13,003,210          1,632,126                  --                --
   Payable for Fund shares redeemed                           1,044,762            347,905             958,397           136,351
   Management fees payable                                      463,717            776,572             196,226            50,908
   Deferred Trustees' fees                                      439,473             19,853             172,515            60,327
   Transfer agent fees payable                                  253,630            111,857             124,298            45,983
   Accounting and administrative fees payable                    43,382             17,287              18,508             4,436
   Other accounts payable and accrued expenses                  127,843            105,918              95,039            61,317
                                                          -------------       ------------       -------------      ------------
      TOTAL LIABILITIES                                      40,051,517         22,136,468          49,259,333         4,020,714
                                                          -------------       ------------       -------------      ------------
NET ASSETS                                                $ 791,515,255       $327,401,633       $ 348,441,263      $ 81,038,989
                                                          =============       ============       =============      ============
NET ASSETS CONSIST OF:
   Paid in capital                                        $ 928,933,208       $294,760,483       $ 415,604,289      $139,023,277
   Undistributed (overdistributed) net investment
      income (loss)                                            (350,987)           (19,853)            (94,664)          (60,326)
   Accumulated net realized gain (loss) on investments     (328,453,245)       (21,440,548)       (121,826,080)      (57,785,707)
   Net unrealized appreciation (depreciation)
      of investments                                        191,386,279         54,101,551          54,757,718          (138,255)
                                                          -------------       ------------       -------------      ------------
NET ASSETS                                                $ 791,515,255       $327,401,633       $ 348,441,263      $ 81,038,989
                                                          =============       ============       =============      ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                          $ 724,214,470       $ 95,956,914       $ 215,259,159      $ 63,379,592
                                                          =============       ============       =============      ============
      Shares of beneficial interest                          91,222,788          8,136,177          17,574,914         5,832,352
                                                          =============       ============       =============      ============
      Net asset value and redemption price per share      $        7.94       $      11.79       $       12.25      $      10.87
                                                          =============       ============       =============      ============
      Offering price per share                            $        8.42       $      12.51       $       13.00      $      11.53
                                                          =============       ============       =============      ============
   Class B shares: (redemption price is equal to net
      asset value less any applicable
      contingent deferred sales charges)
      Net assets                                          $  56,880,440       $107,017,255       $  91,084,616      $ 16,485,059
                                                          =============       ============       =============      ============
      Shares of beneficial interest                           7,611,494          9,266,614           7,824,870         1,732,157
                                                          =============       ============       =============      ============
      Net asset value and offering price per share        $        7.47       $      11.55       $       11.64      $       9.52
                                                          =============       ============       =============      ============
   Class C shares: (redemption price is equal to net
      asset value less any applicable
      contingent deferred sales charges)
      Net assets                                          $   2,647,231       $124,427,464       $  15,552,537      $  1,174,338
                                                          =============       ============       =============      ============
      Shares of beneficial interest                             354,377         10,772,020           1,337,684           123,625
                                                          =============       ============       =============      ============
      Net asset value per share                           $        7.47       $      11.55       $       11.63      $       9.50
                                                          =============       ============       =============      ============
      Offering price per share                            $        7.55       $      11.67       $       11.75      $       9.60
                                                          =============       ============       =============      ============
   Class Y shares:
      Net assets                                          $   7,773,114       $         --       $  26,544,951      $         --
                                                          =============       ============       =============      ============
      Shares of beneficial interest                             962,801                 --           2,116,229                --
                                                          =============       ============       =============      ============
      Net asset value, offering and redemption price
         per share                                        $        8.07       $         --       $       12.54      $         --
                                                          =============       ============       =============      ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

For the Year Ended Ended December 31, 2003

                                                            CGM Advisor     Harris Associates   Harris Associates      Westpeak
                                                          Targeted Equity     Focused Value         Growth and      Capital Growth
                                                              Fund                Fund             Income Fund            Fund
                                                          ---------------   -----------------   -----------------   --------------
INVESTMENT INCOME
   Dividends                                                $  7,547,744       $ 3,732,774         $ 4,017,730       $   799,357
   Interest                                                       11,106            70,346              49,714             1,465
   Securities lending income                                      34,519            16,238              23,158             3,748
   Less net foreign taxes withheld                               (22,582)               --             (10,329)               --
                                                            ------------       -----------         -----------       -----------
                                                               7,570,787         3,819,358           4,080,273           804,570
                                                            ------------       -----------         -----------       -----------

Expenses
   Management fees                                             4,896,799         2,704,949           1,872,859           577,451
   Service fees - Class A                                      1,604,248           193,897             414,415           149,936
   Service and distribution fees - Class B                       491,820           934,937             788,312           160,891
   Service and distribution fees - Class C                        23,108           994,426              93,302             9,298
   Trustees' fees and expenses                                   167,756            34,192              58,786            30,363
   Accounting and administrative                                 535,402           205,807             202,313            59,187
   Custodian                                                     119,238            47,055              53,971            46,196
   Transfer agent fees - Class A, Class B, Class C             3,094,096         1,062,171           1,239,679           450,411
   Transfer agent fees - Class Y                                   9,619                --              20,211                --
   Audit and tax services                                         36,138            32,030              33,293            33,086
   Legal                                                          67,539            28,240              23,936             9,426
   Shareholder reporting                                         162,037            93,683              92,332            31,344
   Registration                                                   56,665            60,453              64,840            37,156
   Miscellaneous                                                  85,118            45,470              51,662            18,030
                                                            ------------       -----------         -----------       -----------
Total expenses before reductions                              11,349,583         6,437,310           5,009,911         1,612,775
                                                            ------------       -----------         -----------       -----------
   Less reimbursement/waiver                                          --          (390,033)           (471,915)               --
   Less reductions                                              (656,166)          (26,617)            (56,865)          (27,349)
                                                            ------------       -----------         -----------       -----------
Net expenses                                                  10,693,417         6,020,660           4,481,131         1,585,426
                                                            ------------       -----------         -----------       -----------
Net investment income (loss)                                  (3,122,630)       (2,201,302)           (400,858)         (780,856)
                                                            ------------       -----------         -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on:
      Realized gain (loss) on investments - net              106,028,525        (5,444,642)         (6,367,843)       (1,825,695)
   Change in unrealized appreciation (depreciation) of:
      Investments - net                                      147,570,284        74,168,695          78,036,056        20,729,574
                                                            ------------       -----------         -----------       -----------
   Net realized and unrealized gain (loss)
      on investments                                         253,598,809        68,724,053          71,668,213        18,903,879
                                                            ------------       -----------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                $250,476,179       $66,522,751         $71,267,355       $18,123,023
                                                            ============       ===========         ===========       ===========

                 See accompanying notes to financial statements.

                      Statements of Changes in Net Assets

                                                           CGM Advisor                  Harris Associates
                                                       Targeted Equity Fund            Focused Value Fund
                                                  ------------------------------   ---------------------------
                                                    Year Ended      Year Ended       Year Ended     Year Ended
                                                   December 31,    December 31,    December 31,   December 31,
                                                       2003            2002            2003           2002
                                                  -------------   --------------   ------------   ------------
FROM OPERATIONS:
   Net investment income (loss)                   $  (3,122,630)  $   (8,332,759)  $ (2,201,302)  $ (1,930,970)
   Net realized gain (loss) on investments          106,028,525     (243,684,297)    (5,444,642)   (14,515,826)
   Net change in unrealized appreciation
      (depreciation) of investments.                147,570,284      (31,792,914)    74,168,695    (26,008,735)
                                                  -------------   --------------   ------------   ------------
   Increase (decrease) in net assets
      resulting from operations                     250,476,179     (283,809,970)    66,522,751    (42,455,531)
                                                  -------------   --------------   ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
                                                             --               --             --             --
                                                  -------------   --------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS      (115,291,688)    (163,710,155)    20,155,440    140,115,357
                                                  -------------   --------------   ------------   ------------
   Total increase (decrease) in net assets          135,184,491     (447,520,125)    86,678,191     97,659,826
NET ASSETS
   Beginning of period                              656,330,764    1,103,850,889    240,723,442    143,063,616
                                                  -------------   --------------   ------------   ------------
   End of period                                  $ 791,515,255   $  656,330,764   $327,401,633   $240,723,442
                                                  =============   ==============   ============   ============
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME (LOSS)                   $    (350,987)  $     (238,514)  $    (19,853)  $     (8,974)
                                                  =============   ==============   ============   ============

                 See accompanying notes to financial statements.

      Harris Associates             Westpeak Capital
   Growth and Income Fund              Growth Fund
----------------------------   ----------------------------
 Year Ended      Year Ended      Year Ended     Year Ended
December 31,    December 31,    December 31,   December 31,
    2003           2002             2003           2002
------------   -------------   -------------   ------------
$   (400,858)  $    (503,999)   $   (780,856)  $ (1,058,415)
  (6,367,843)    (23,052,758)     (1,825,695)   (24,033,239)
  78,036,056     (40,836,656)     20,729,574     (9,195,048)
------------   -------------    ------------   ------------
  71,267,355     (64,393,413)     18,123,023    (34,286,702)
------------   -------------    ------------   ------------

          --              --              --             --
------------   -------------    ------------   ------------

  57,978,163     (70,380,717)    (12,927,717)   (25,435,438)
------------   -------------    ------------   ------------
 129,245,518    (134,774,130)      5,195,306    (59,722,140)

 219,195,745     353,969,875      75,843,683    135,565,823
------------   -------------    ------------   ------------
$348,441,263   $ 219,195,745    $ 81,038,989   $ 75,843,683
============   =============    ============   ============
$    (94,664)  $     (54,661)   $    (60,326)  $    (42,027)
============   =============    ============   ============

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                                    Income (loss) from investment operations:
                                        Net asset   -----------------------------------------
                                         value,         Net        Net realized
                                        beginning   investment    and unrealized   Total from
                                           of         income      gain (loss) on   investment
                                       the period     (loss)        investments    operations
                                       ----------   ----------    --------------   ----------
CGM Advisor Targeted Equity Fund
     Class A
   12/31/2003                            $ 5.56       $(0.03)(c)      $ 2.41         $ 2.38
   12/31/2002                              7.81        (0.06)(c)       (2.19)         (2.25)
   12/31/2001                              9.36        (0.03)(c)       (1.49)         (1.52)
   12/31/2000                             11.00         0.09(c)        (0.60)         (0.51)
   12/31/1999                             11.36         0.02            1.57           1.59
     Class B
   12/31/2003                              5.28        (0.07)(c)        2.26           2.19
   12/31/2002                              7.47        (0.11)(c)       (2.08)         (2.19)
   12/31/2001                              9.02        (0.09)(c)       (1.43)         (1.52)
   12/31/2000                             10.67         0.01(c)        (0.58)         (0.57)
   12/31/1999                             11.15        (0.05)           1.52           1.47
     Class C
   12/31/2003                              5.27        (0.07)(c)        2.27           2.20
   12/31/2002                              7.47        (0.11)(c)       (2.09)         (2.20)
   12/31/2001                              9.02        (0.09)(c)       (1.43)         (1.52)
   12/31/2000                             10.67         0.01(c)        (0.58)         (0.57)
   12/31/1999                             11.15        (0.05)           1.52           1.47
     Class Y
   12/31/2003                              5.63         0.01(c)         2.43           2.44
   12/31/2002                              7.85        (0.02)(c)       (2.20)         (2.22)
   12/31/2001                              9.37         0.01(c)        (1.50)         (1.49)
   12/31/2000                             11.01         0.12(c)        (0.60)         (0.48)
   12/31/1999(d)                          11.94         0.03            0.99           1.02

Harris Associates Focused Value Fund
     Class A
   12/31/2003                            $ 9.24       $(0.03)(c)      $ 2.58         $ 2.55
   12/31/2002                             10.96        (0.03)(c)       (1.69)         (1.72)
   12/31/2001(e)                          10.00        (0.01)(c)        0.97           0.96
     Class B
   12/31/2003                              9.12        (0.10)(c)        2.53           2.43
   12/31/2002                             10.90        (0.11)(c)       (1.67)         (1.78)
   12/31/2001(e)                          10.00        (0.07)(c)        0.97           0.90
     Class C
   12/31/2003                              9.12        (0.10)(c)        2.53           2.43
   12/31/2002                             10.90        (0.11)(c)       (1.67)         (1.78)
   12/31/2001(e)                          10.00        (0.07)(c)        0.97           0.90

                                                            Less distributions:
                                       ----------------------------------------------------------
                                          Dividends     Distributions
                                            from           from net
                                       net investment      realized     Return of       Total
                                           income       capital gains    capital    distributions
                                       --------------   -------------   ---------   -------------
CGM Advisor Targeted Equity Fund
    Class A
   12/31/2003                              $   --           $   --         $--          $   --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.06)           (1.07)         --           (1.13)
   12/31/1999                                  --            (1.95)         --           (1.95)
    Class B
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.01)           (1.07)         --           (1.08)
   12/31/1999                                  --            (1.95)         --           (1.95)
    Class C
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.01)           (1.07)         --           (1.08)
   12/31/1999                                  --            (1.95)         --           (1.95)
    Class Y
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001                               (0.03)              --          --           (0.03)
   12/31/2000                               (0.09)           (1.07)         --           (1.16)
   12/31/1999(d)                               --            (1.95)         --           (1.95)

Harris Associates Focused Value Fund
    Class A
   12/31/2003                              $   --           $   --         $--          $   --
   12/31/2002                                  --               --          --              --
   12/31/2001(e)                               --               --          --              --
    Class B
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001(e)                               --               --          --              --
    Class C
   12/31/2003                                  --               --          --              --
   12/31/2002                                  --               --          --              --
   12/31/2001(e)                               --               --          --              --

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)  For the period June 30, 1999 (inception) through December 31, 1999.
(e)  For the period March 15, 2001, (inception) through December 13, 2001.
(f) Had certain expenses not been reduced during the period total return would have been lower.
(g) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expenses would have been higher.
(h)  Computed on an annualized basis for periods less than one year.

                 See accompanying notes to financial statements.

                                              Ratios to average net assets:
                                        -----------------------------------------
 Net asset                Net assets,                Expenses
  value,       Total         end of                after expense   Net investment   Portfolio
  end of      return       the period   Expenses    reductions      income (loss)    turnover
the period    (%)(a)         (000)        (%)(h)    (%)(b)(h)       (%)(h)           rate(%)
----------   --------     -----------   --------   -------------   --------------   ---------
  $ 7.94       42.8        $  724,214     1.57          1.48            (0.40)         261
    5.56      (28.8)          602,989     1.47          1.39            (0.86)         223
    7.81      (16.2)        1,012,161     1.38          1.35            (0.39)         243
    9.36       (4.6)        1,413,685     1.18          1.16             0.83          266
   11.00       15.2         1,871,138     1.12          1.12             0.23          206

    7.47       41.5            56,880     2.32          2.23            (1.14)         261
    5.28      (29.3)           45,633     2.23          2.15            (1.62)         223
    7.47      (16.8)           78,744     2.13          2.10            (1.14)         243
    9.02       (5.2)          107,594     1.93          1.91             0.08          266
   10.67       14.4           135,786     1.87          1.87            (0.52)         206

    7.47       41.8             2,647     2.32          2.23            (1.14)         261
    5.27      (29.5)            2,187     2.23          2.15            (1.62)         223
    7.47      (16.8)            4,162     2.13          2.10            (1.14)         243
    9.02       (5.2)            5,830     1.93          1.91             0.08          266
   10.67       14.4             8,754     1.87          1.87            (0.52)         206

    8.07       43.3             7,773     1.03          0.94             0.16          261
    5.63      (28.3)            5,522     0.92          0.84            (0.31)         223
    7.85      (15.9)            8,785     0.87          0.83             0.13          243
    9.37       (4.2)           12,260     0.85          0.83             1.16          266
   11.01        9.7            15,418     0.87          0.87             0.48          206

  $11.79       27.6 (f)    $   95,957     1.70(g)       1.69(g)         (0.28)          30
    9.24      (15.7)(f)        68,660     1.70(g)       1.69(g)         (0.35)          12
   10.96        9.6 (f)        45,987     1.70(g)       1.63(g)         (0.08)          10

   11.55       26.6 (f)       107,017     2.45(g)       2.44(g)         (1.03)          30
    9.12      (16.3)(f)        85,794     2.45(g)       2.44(g)         (1.10)          12
   10.90        9.0 (f)        62,671     2.45(g)       2.39(g)         (0.83)          10

   11.55       26.6 (f)       124,427     2.45(g)       2.44(g)         (1.03)          30
    9.12      (16.3)(f)        86,269     2.45(g)       2.44(g)         (1.10)          12
   10.90        9.0 (f)        34,406     2.45(g)       2.39(g)         (0.86)          10

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                                        Income (loss) from investment operations:
                                                        -----------------------------------------
                                            Net asset
                                             value,         Net        Net realized
                                            beginning   investment    and unrealized   Total from
                                               of         income      gain (loss) on   investment
                                           the period     (loss)        investments    operations
                                           ----------   ----------    --------------   ----------
Harris Associates Growth and Income Fund
     Class A
   12/31/2003                                $ 9.42       $ 0.01(c)       $ 2.82         $ 2.83
   12/30/2002                                 11.78         0.01(c)        (2.37)         (2.36)
   12/31/2001                                 13.79        (0.01)(c)       (2.00)         (2.01)
   12/31/2000                                 15.33         0.01(c)        (1.09)         (1.08)
   12/31/1999                                 16.57         0.08            1.40           1.48
     Class B
   12/31/2003                                  9.02        (0.07)(c)        2.69           2.62
   12/31/2002                                 11.37        (0.07)(c)       (2.28)         (2.35)
   12/31/2001                                 13.40        (0.10)(c)       (1.93)         (2.03)
   12/31/2000                                 15.03        (0.10)(c)       (1.07)         (1.17)
   12/31/1999                                 16.37        (0.04)           1.36           1.32
     Class C
   12/31/2003                                  9.01        (0.07)(c)        2.69           2.62
   12/31/2002                                 11.36        (0.07)(c)       (2.28)         (2.35)
   12/31/2001                                 13.38        (0.10)(c)       (1.92)         (2.02)
   12/31/2000                                 15.01        (0.10)(c)       (1.07)         (1.17)
   12/31/1999                                 16.35        (0.04)           1.36           1.32
     Class Y
   12/31/2003                                  9.59         0.06(c)         2.89           2.95
   12/31/2002                                 11.93         0.07(c)        (2.41)         (2.34)
   12/31/2001                                 13.87         0.06(c)        (2.00)         (1.94)
   12/31/2000                                 15.36         0.07(c)        (1.10)         (1.03)
   12/31/1999                                 16.57         0.02            1.51           1.53

Westpeak Capital Growth Fund
     Class A
   12/31/2003                                $ 8.58       $(0.08)(c)      $ 2.37         $ 2.29
   12/31/2002                                 11.93        (0.09)(c)       (3.26)         (3.35)
   12/31/2001                                 15.04        (0.13)(c)       (2.95)         (3.08)
   12/31/2000                                 22.86        (0.18)(c)       (4.14)         (4.32)
   12/31/1999                                 20.67        (0.13)(c)        5.05           4.92
     Class B
   12/31/2003                                  7.56        (0.13)(c)        2.09           1.96
   12/31/2002                                 10.61        (0.15)(c)       (2.90)         (3.05)
   12/31/2001                                 13.47        (0.20)(c)       (2.63)         (2.83)
   12/31/2000                                 21.06        (0.32)(c)       (3.77)         (4.09)
   12/31/1999                                 19.37        (0.27)(c)        4.69           4.42
     Class C
   12/31/2003                                  7.56        (0.13)(c)        2.07           1.94
   12/31/2002                                 10.60        (0.14)(c)       (2.90)         (3.04)
   12/31/2001                                 13.47        (0.20)(c)       (2.64)         (2.84)
   12/31/2000                                 21.06        (0.32)(c)       (3.77)         (4.09)
   12/31/1999                                 19.37        (0.27)(c)        4.69           4.42

                                                               Less distributions:
                                           ----------------------------------------------------------
                                              Dividends     Distributions
                                                from           from net
                                           net investment      realized     Return of        Total
                                               income       capital gains    capital    distributions
                                           --------------   -------------   ---------   -------------
Harris Associates Growth and Income Fund
     Class A
   12/31/2003                                  $   --           $   --         $--          $   --
   12/30/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                   (0.06)           (2.66)         --           (2.72)
     Class B
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                      --            (2.66)         --           (2.66)
     Class C
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                      --            (2.66)         --           (2.66)
     Class Y
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --               --          --              --
   12/31/2000                                      --            (0.46)         --           (0.46)
   12/31/1999                                   (0.08)           (2.66)         --           (2.74)

Westpeak Capital Growth Fund
     Class A
   12/31/2003                                  $   --           $   --         $--          $   --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --            (0.03)         --           (0.03)
   12/31/2000                                      --            (3.50)         --           (3.50)
   12/31/1999                                      --            (2.73)         --           (2.73)
     Class B
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --            (0.03)         --           (0.03)
   12/31/2000                                      --            (3.50)         --           (3.50)
   12/31/1999                                      --            (2.73)         --           (2.73)
     Class C
   12/31/2003                                      --               --          --              --
   12/31/2002                                      --               --          --              --
   12/31/2001                                      --            (0.03)         --           (0.03)
   12/31/2000                                      --            (3.50)         --           (3.50)
   12/31/1999                                      --            (2.73)         --           (2.73)

(a) A sales chare for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Certain Funds have entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(e) Had certain expenses not been reduced during the period, total return would have been lower.

                 See accompanying notes to financial statements.

                                            Ratios to average net assets:
                                      -----------------------------------------
 Net asset              Net assets,                 Expenses
  value,      Total       end of                 after expense   Net investment   Portfolio
  end of     return      the period   Expenses     reductions     income (loss)    turnover
the period   (%)(a)        (000)         (%)         (%)(b)           (%)          rate (%)
----------   ------     -----------   --------   -------------   --------------   ---------
  $12.25       30.0(e)    $215,259      1.45(d)       1.43(d)          0.07           30(f)
    9.42      (20.0)       130,751      1.56          1.54             0.07          195
   11.78      (14.6)       211,138      1.46          1.41            (0.05)         154
   13.79       (7.3)       290,714      1.31          1.28             0.04          139
   15.33        9.5        375,676      1.21          1.21             0.48          133

   11.64       29.1(e)      91,085      2.20(d)       2.18(d)         (0.69)          30(f)
    9.02      (20.7)        71,436      2.31          2.29            (0.68)         195
   11.37      (15.1)       120,361      2.21          2.16            (0.80)         154
   13.40       (8.1)       165,767      2.06          2.03            (0.71)         139
   15.03        8.6        216,457      1.96          1.96            (0.27)         133

   11.63       29.1(e)      15,553      2.20(d)       2.18(d)         (0.69)          30(f)
    9.01      (20.7)         6,440      2.31          2.29            (0.68)         195
   11.36      (15.1)        10,553      2.21          2.16            (0.80)         154
   13.38       (8.1)        19,373      2.06          2.03            (0.71)         139
   15.01        8.6         26,983      1.96          1.96            (0.27)         133

   12.54       30.8         26,545      1.01          0.99             0.51           30(f)
    9.59      (19.6)        10,569      0.96          0.94             0.66          195
   11.93      (14.0)        11,918      0.91          0.87             0.52          154
   13.87       (7.0)        10,131      0.87          0.84             0.48          139
   15.36        9.8         14,377      0.96          0.96            (0.73)         133

  $10.87       26.7       $ 63,380      1.93          1.89            (0.85)         107
    8.58      (28.1)        58,729      1.75          1.71            (0.84)         103
   11.93      (20.5)        98,412      1.62          1.58            (0.99)          90
   15.04      (19.5)       143,425      1.40          1.37            (0.80)         118
   22.86       24.7        200,821      1.39          1.39            (0.61)         124

    9.52       25.9         16,485      2.68          2.64            (1.60)         107
    7.56      (28.8)        16,267      2.50          2.46            (1.59)         103
   10.61      (21.0)        35,409      2.37          2.33            (1.74)          90
   13.47      (20.1)        56,884      2.15          2.12            (1.55)         118
   21.06       23.8         74,774      2.14          2.14            (1.36)         124

    9.50       25.7          1,174      2.68          2.64            (1.60)         107
    7.56      (28.7)           847      2.50          2.46            (1.59)         103
   10.60      (21.1)         1,745      2.37          2.33            (1.74)          90
   13.47      (20.1)         2,487      2.15          2.12            (1.55)         118
   21.06       23.8          3,110      2.14          2.14            (1.36)         124

(f) Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.

                                    NOTES TO
                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                          Notes To Financial Statements
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and CDC Nvest Funds Trust III (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to the equity funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports. The following table provides a list of the Funds included in this report.

CDC Nvest Funds Trust I:

Westpeak Capital Growth Fund (the "Capital Growth Fund"), formerly CDC Nvest Capital Growth Fund
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund"), formerly CDC Nvest Targeted Equity Fund.

CDC Nvest Funds Trust II:

Harris Associates Growth and Income Fund (the "Growth and Income Fund"), formerly CDC Nvest Growth and Income Fund

CDC Nvest Funds Trust III:

Harris Associates Focused Value Fund (the "Focused Value Fund"), formerly CDC Nvest Select Fund

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund and Growth and Income Fund also offer Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares are sold with a maximum front end sales charge of 1.00%, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. (Beginning February 1, 2004, the 1% front-end sales charge will no longer be imposed on Class C shares). Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, under the supervision of the Fund's Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's subadviser (adviser for the Targeted Equity Fund) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the year ended December 31, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

         Fund               Purchases          Sales
----------------------   --------------   ---------------
Targeted Equity Fund     $1,821,424,316   $1,941,244,514
Focused Value Fund           82,616,919       75,168,663
Growth and Income Fund       78,250,594      103,326,448
Capital Growth Fund          81,235,659       95,295,451

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Funds except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly (quarterly for Focused Value Fund), based on each Fund's average daily net assets:

                                        Percentage of Average Daily Net Assets
                         --------------------------------------------------------------------
                             First          Next           Next           Next         Over
         Fund            $200 million   $300 million   $500 million   $1 billion   $2 billion
----------------------   ------------   ------------   ------------   ----------   ----------
Targeted Equity Fund        0.750%         0.700%         0.650%         0.650%       0.600%
Focused Value Fund          1.000%         1.000%         1.000%         0.950%       0.950%
Growth and Income Fund      0.700%         0.650%         0.600%         0.600%       0.600%
Capital Growth Fund         0.750%         0.700%         0.650%         0.650%       0.650%

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

For the year ended December 31, 2003, the management fees for each Fund were as follows:

                            Gross
                         Management   Percentage of Average
         Fund                Fee        Daily Net Assets*
----------------------   ----------   ---------------------
Targeted Equity Fund     $4,896,799           0.700%
Focused Value Fund        2,704,949           1.000%
Growth and Income Fund    1,872,859           0.687%
Capital Growth Fund         577,451           0.750%

CDC IXIS Advisers has entered into subadvisory agreements for each Fund listed below. Payments to CDC IXIS Advisers are reduced by payments to the subadvisers.

Focused Value Fund       Harris Associates L.P.
Growth and Income Fund   Harris Associates L.P.
Capital Growth Fund      Westpeak Global Advisors, L.P.

CDC IXIS Advisers and each of the subadvisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), CGM is a 50% owned subsidiary of CDC IXIS North America. Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Funds.

Broker commissions paid to affiliated broker/dealers by the Funds were as follows:

         Fund            Commission
----------------------   ----------
Focused Value Fund         $7,266
Growth and Income Fund        585

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as subadministrator. Pursuant to an agreement among the Trusts, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"); Loomis Sayles Funds I, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") and CIS each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1) Percentage of Eligible Average Daily Net Assets

                 First        Next         Over
              $5 billion   $5 billion   $10 billion
              ----------   ----------   -----------
                0.0675%      0.0625%      0.0500%

          or

          (2) Each Fund's pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, of the annual minimum aggregate fee of $5 million.

For the year ended December 31, 2003, fees paid to CIS for accounting and administrative expense were as follows:

                           Accounting
                               And
         Fund            Administrative
----------------------   --------------
Targeted Equity Fund        $535,402
Focused Value Fund           205,807
Growth and Income Fund       202,313
Capital Growth Fund           59,187

Prior to October 1, 2003, the annual rate as a percentage of average daily net assets was 0.0600% on the first $5 billion in average daily net assets, 0.0500% on the next $5 billion in average daily net assets and 0.0450% on average daily net assets over $10 billion. The annual minimum aggregate fee was $3.4 million. This fee rate applied only to the CDC Nvest Funds Trusts.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in load* equity funds.

                   First         Next          Over
               $5.7 billion   $5 billion   $10.7 billion
               ------------   ----------   -------------
                  0.184%        0.180%         0.175%

               Each Class of shares is subject to a monthly class minimum of $1,500.

          or

          (2) An allocated portion, based on eligible assets, of an annual minimum aggregate fee of $8.4 million beginning September 15, 2003.

* Consisting of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Sales Research Fund.

For the period July 1, 2003 through September 14, 2003, the annual minimum aggregate fee was $8.1 million. Prior to July 1, 2003, the annual minimum aggregate fee was $9.8 million.

Effective September 15, 2003 through December 31, 2003, Class Y pays service fees monthly representing the higher amount based on the following calculations:

     (1) An annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in no-load Retail* funds and load** funds
     - Class Y.

     Class Y shares of each fund are subject to a monthly minimum of $1,250.

     or

     (2) An allocated portion, based on eligible assets for the period September 15, 2003 through December 31, 2003, of an annual minimum aggregate fee of $644,000 beginning September 15, 2003. Effective January 1, 2004 the annual minimum aggregate fee changed to $650,000.

     * No-load retail funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

     ** Load funds Class Y consist of all funds with Class Y in the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Research Fund and Loomis Sayles Investment Grade Bond Fund.

Prior to September 15, 2003, Class Y shareholders paid service fees monthly at an annual rate of 0.10% of their average daily net assets.

In addition, pursuant to other servicing agreements, the Funds pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the year ended December 31, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                         Transfer Agent
         Fund                  Fee
----------------------   --------------
Targeted Equity Fund       $2,644,683
Focused Value Fund            679,867
Growth and Income Fund        930,414
Capital Growth Fund           311,376

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended December 31, 2003, the Funds paid the following service and distribution fees:

                                     Service Fee              Distribution Fee
                         --------------------------------   -------------------
         Fund              Class A     Class B    Class C    Class B    Class C
----------------------   ----------   --------   --------   --------   --------
Targeted Equity Fund     $1,604,248   $122,955   $  5,777   $368,865   $ 17,331
Focused Value Fund          193,897    233,734    248,607    701,203    745,819
Growth and Income Fund      414,415    197,078     23,326    591,234     69,976
Capital Growth Fund         149,936     40,223      2,325    120,668      6,973

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the year ended December 31, 2003 were as follows:

         Fund
----------------------
Targeted Equity Fund     $456,826
Focused Value Fund        707,783
Growth and Income Fund    451,330
Capital Growth Fund       117,603

e. Trustees Fees and Expenses.

The CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the year ended December 31, 2003, amounts paid to CIS as compensation for these services were as follows:

                          Publishing
         Fund            Services Fee
----------------------   ------------
Targeted Equity Fund        $  782
Focused Value Fund             677
Growth and Income Fund       1,340
Capital Growth Fund            782

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

5. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                   CGM Advisor Targeted Equity Fund
                                      ---------------------------------------------------------
                                              Year Ended                    Year Ended
                                           December 31, 2003             December 31, 2002
                                      ---------------------------   ---------------------------
                                         Shares        Amount          Shares         Amount
                                      -----------   -------------   -----------   -------------
Class A:
   Shares sold                          3,272,602   $  21,476,490     2,888,014   $  20,668,849
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                        3,272,602      21,476,490     2,888,014      20,668,849
      Shares repurchased              (20,406,401)   (130,309,788)  (24,057,649)   (169,752,395)
                                      -----------   -------------   -----------   -------------
      Net increase (decrease)         (17,133,799)  $(108,833,298)  (21,169,635)  $(149,083,546)
                                      -----------   -------------   -----------   -------------

Class B:
   Shares sold                            703,119   $   4,292,342       808,645   $   5,457,636
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                          703,119       4,292,342       808,645       5,457,636
   Shares repurchased                  (1,738,618)    (10,346,801)   (2,703,038)    (18,188,643)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease)             (1,035,499)  $  (6,054,459)   (1,894,393)  $ (12,731,007)
                                      -----------   -------------   -----------   -------------

Class C:
   Shares sold                             38,555   $     239,637        42,117   $     286,122
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                           38,555         239,637        42,117         286,122
   Shares repurchased                     (98,860)       (579,017)     (184,345)     (1,163,741)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease)                (60,305)  $    (339,380)     (142,228)  $    (877,619)
                                      -----------   -------------   -----------   -------------

Class Y:
   Shares sold                             98,496   $     670,426        72,523   $     518,150
   Shares issued - merger                      --              --            --              --
                                      -----------   -------------   -----------   -------------
                                           98,496         670,426        72,523         518,150
   Shares repurchased                    (117,263)       (734,977)     (209,324)     (1,536,133)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease)                (18,767)  $     (64,551)     (136,801)  $  (1,017,983)
                                      -----------   -------------   -----------   -------------
   Increase (decrease) derived from
      capital shares transactions     (18,248,370)  $(115,291,688)  (23,343,057)  $(163,710,155)
                                      ===========   =============   ===========   =============

For the Year Ended December 31, 2003

         Harris Associates Focused Value Fund                  Harris Associates Growth and Income Fund
-----------------------------------------------------   -----------------------------------------------------
        Year Ended                  Year Ended                  Year Ended                  Year Ended
    December 31, 2003           December 31, 2002           December 31, 2003           December 31, 2002
-------------------------   -------------------------   -------------------------   -------------------------
  Shares        Amount        Shares        Amount        Shares        Amount        Shares        Amount
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 2,875,956   $ 29,849,185    5,396,731   $ 55,604,458    2,100,861   $ 22,762,821      945,632   $ 10,205,721
        --             --           --             --    5,074,724     54,776,568           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 2,875,956     29,849,185    5,396,731     55,604,458    7,175,585     77,539,389      945,632     10,205,721
(2,168,603)   (22,052,029)  (2,164,581)   (21,141,953)  (3,485,439)   (36,836,357)  (4,978,487)   (52,521,283)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
   707,353   $  7,797,156    3,232,150   $ 34,462,505    3,690,146   $ 40,703,032   (4,032,855)  $(42,315,562)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------

 1,701,970   $ 16,766,807    5,734,108   $ 59,212,895      856,774   $  9,891,819      601,736   $  6,071,959
        --             --           --             --    1,413,315     14,555,728           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 1,701,970     16,766,807    5,734,108     59,212,895    2,270,089     24,447,547      601,736      6,071,959
(1,844,300)   (18,116,704)  (2,077,257)   (19,685,531)  (2,366,418)   (24,751,845)  (3,266,561)   (33,165,088)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
  (142,330)  $ (1,349,897)   3,656,851   $ 39,527,364      (96,329)  $   (304,298)  (2,664,825)  $(27,093,129)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------

 3,353,028   $ 33,891,515    7,600,954   $ 78,413,530      706,519   $  7,419,708       96,568   $    935,777
        --             --           --             --      101,458      1,043,494           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 3,353,028     33,891,515    7,600,954     78,413,530      807,977      8,463,202       96,568        935,777
(2,040,296)   (20,183,334)  (1,299,396)   (12,288,042)    (185,271)    (1,965,684)    (310,868)    (3,192,896)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 1,312,732   $ 13,708,181    6,301,558   $ 66,125,488      622,706   $  6,497,518     (214,300)  $ (2,257,119)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------

        --   $         --           --   $         --       60,321   $    637,760      331,631   $  3,818,587
        --             --           --             --    1,419,922     15,668,839           --             --
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
        --             --           --             --    1,480,243     16,306,599      331,631      3,818,587
        --             --           --             --     (465,803)    (5,224,688)    (228,979)    (2,533,494)
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
        --   $         --           --   $         --    1,014,440   $ 11,081,911      102,652   $  1,285,093
----------   ------------   ----------   ------------   ----------   ------------   ----------   ------------
 1,877,755   $ 20,155,440   13,190,559   $140,115,357    5,230,963   $ 57,978,163   (6,809,328)  $(70,380,717)
==========   ============   ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

5. Capital Shares. (continued).

                                                                               Westpeak Capital Growth Fund
                                                                  -----------------------------------------------------
                                                                          Year Ended                  Year Ended
                                                                      December 31, 2003           December 31, 2002
                                                                  -------------------------   -------------------------
                                                                    Shares        Amount        Shares        Amount
                                                                  ----------   ------------   ----------   ------------
Class A
   Shares sold                                                       459,334   $  4,434,198      761,322   $  8,210,459
   Shares repurchased                                             (1,474,769)   (14,012,775)  (2,161,141)   (22,158,435)
                                                                  -----------  ------------   ----------   ------------
   Net increase (decrease)                                        (1,015,435)  $ (9,578,577)  (1,399,819)  $(13,947,976)
                                                                  ----------   ------------   ----------   ------------

Class B
   Shares sold                                                       241,744   $  2,031,512      237,784   $  2,165,602
   Shares repurchased                                               (660,282)    (5,491,199)  (1,425,706)   (13,198,190)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (418,538)  $ (3,459,687)  (1,187,922)  $(11,032,588)
                                                                  ----------   ------------   ----------   ------------

Class C
   Shares sold                                                        43,266   $    374,020       19,550   $    183,007
   Shares repurchased                                                (31,761)      (263,473)     (72,021)      (637,881)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                            11,505   $    110,547      (52,471)  $   (454,874)
                                                                  ----------   ------------   ----------   ------------
   Increase (decrease) derived from capital shares transactions   (1,422,468)  $(12,927,717)  (2,640,212)  $(25,435,438)
                                                                  ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended December 31, 2003

6. Line of Credit. The Funds that comprise the CDC Nvest Funds Trusts participate in a $50,000,000 committed line of credit provided by IBT. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the year ended December 31, 2003.

7. Security Lending. Each Fund has entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2003, were as follows:

                           Market Value of    Value of Collateral
         Fund            Securities on Loan         Received
----------------------   ------------------   -------------------
Targeted Equity Fund         $23,972,453          $24,675,500
Focused Value Fund            18,455,792           19,124,950
Growth and Income Fund        46,321,901           47,694,350
Capital Growth Fund            3,547,272            3,661,392

8. Expense Reductions and Contingent Expense Obligations. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statements of operations. For the year ended December 31, 2003, expenses were reduced under these agreements as follows:

         Fund            Reductions
----------------------   ----------
Targeted Equity Fund      $656,166
Focused Value Fund          26,617
Growth and Income Fund      56,865
Capital Growth Fund         27,349

CDC IXIS Advisers has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates indicated below and will be reevaluated on an annual basis. The expense limitation for Growth and Income Fund began June 1, 2003. For the year ended December 31, 2003, certain class level expenses have been reimbursed as follows: Focused Value Fund $390,033; Growth and Income Fund $471,915.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At December 31, 2003, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                             Expense Limit as a Percentage
                              of Average Daily Net Assets                           Expenses Subject to
                         -------------------------------------     Expiration      Possible Reimbursement
         Fund            Class A   Class B   Class C   Class Y      of Waiver     until December 31, 2004
----------------------   -------   -------   -------   -------   --------------   -----------------------
Focused Value Fund        1.70%     2.45%     2.45%       --%    April 30, 2004           $390,033
Growth and Income Fund    1.30%     2.05%     2.05%     1.05%    April 30, 2004            471,915

9. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

10. Acquisition of Assets. After the close of business on June 27, 2003, Growth and Income Fund acquired all the assets and liabilities of CDC Nvest Balanced Fund ("Balanced Fund"), pursuant to a plan of reorganization approved by its shareholders on June 17, 2003. The acquisition was accomplished by a tax-free exchange of 5,074,724 Class A shares of the Fund for 6,130,305 shares of Balanced Fund Class A, 1,413,315 Class B shares of the Fund for 1,624,326 shares of Balanced Fund Class B, 101,458 Class C shares of the Fund for 116,986 shares of Balanced Fund Class C and 1,419,922 Class Y shares of the Fund for 1,771,498 shares of Balanced Fund Class Y. Balanced Fund net assets at that date $86,044,629, including $6,680,807 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $236,323,033. The combined net assets of the Fund immediately following the acquisition were $322,367,662.

--------------------------------------------------------------------------------
                         Report of independent auditors
--------------------------------------------------------------------------------

To the Trustees of CDC Nvest Funds Trust I, CDC Nvest Trust II, and CDC Nvest Trust III:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Westpeak Capital Growth Fund (formerly CDC Nvest Capital Growth Fund), Harris Associates Focused Value Fund (formerly CDC Nvest Select Fund), Harris Associates Growth and Income Fund (formerly CDC Nvest Growth and Income Fund) and CGM Advisor Targeted Equity Fund (formerly CDC Nvest Targeted Equity Fund at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2004

--------------------------------------------------------------------------------
                              Trustees' Information
--------------------------------------------------------------------------------

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                 Position(s) Held with                                           Number of Portfolios in
   Name, Age and Address        Funds/1/, Length of Time         Principal Occupation(s)        Fund Complex Overseen and
    INDEPENDENT TRUSTEES      Served and Term of Office/2/         During Past 5 Years          Other Directorships held
---------------------------   ----------------------------   ------------------------------   ----------------------------
Graham T. Allison, Jr. (63)          Trustee (2);            Douglas Dillon Professor and     40;
399 Boylston Street              19 years for CDC Nvest      Director for the Belfer Center   Director, Taubman Centers,
Boston, MA 02116                     Funds Trusts            of Science and International     Inc.; Board Member, USEC
                                                             Affairs, John F. Kennedy         Inc.
                                                             School of Government,
                                                             Harvard University

Edward A. Benjamin (65)              Trustee (1)             Retired; formerly, Partner,      40;
399 Boylston Street                Less than 1 year          Ropes & Gray (law firm)          Director, Coal, Energy
Boston, MA 02116                    for CDC Nvest                                             Investments &
                                     Funds Trust                                              Management; Director,
                                                                                              Precision Optics Corporation
                                                                                              (optics manufacturer)

Daniel M. Cain (58)                    Trustee,              President and CEO, Cain          40;
452 Fifth Avenue                 Committee Chairman (1);     Brothers & Company,              Trustee for Universal Health
New York, NY 10018                7 years for CDC Nvest      Incorporated (investment         Realty Income Trust;
                                     Funds Trusts            banking)                         Director, PASC; Director,
                                                                                              Sheridan Healthcorp

Paul G. Chenault (70)                Trustee (2)             Retired; formerly, Trustee,      40;
5852 Pebble Beach Way           Less than 1 year for CDC     First Variable Life (variable    Director, Mailco Office
San Luis Obispo, CA 93401          Nvest Funds Trusts        life insurance)                  Products, Inc.

Kenneth J. Cowan (71)                  Trustee               Retired                          40;
399 Boylston Street              Committee Chairman (2);                                      None
Boston, MA 02116                28 years for CDC Nvest
                                     Funds Trusts

Richard Darman (60)                  Trustee (2);            Partner, The Carlyle Group       40;
399 Boylston Street              7 years for CDC Nvest       (investments); Chairman of       Director and Chairman, AES
Boston, MA 02116                    Funds Trusts             the Board of Directors of        Corporation
                                                             AES Corporation (interna-
                                                             tional power company); for-
                                                             merly, Professor, John F.
                                                             Kennedy School of
                                                             Government, Harvard
                                                             University

Sandra O. Moose (61)                 Trustee (1);            President, Strategic Advisory    40;
399 Boylston Street              21 years for CDC Nvest      Services; formerly, Senior       Director, Verizon
Boston, MA 02116                     Funds Trusts            Vice President and Director,     Communications
                                                             The Boston Consulting            Director, Rohm and Haas
                                                             Group, Inc. (management          Company
                                                             consulting)

--------------------------------------------------------------------------------
                        Trustees' Information (continued)
--------------------------------------------------------------------------------

Name, Age and Address          Position(s) Held with                                           Number of Portfolios in
INDEPENDENT TRUSTEES          Funds/1/, Length of Time      Principal Occupation(s)             Fund Complex Overseen
    (continued)              Served and Term of Office/2/     During Past 5 Years            and Other Directorships held
--------------------------   ----------------------------   ------------------------------   -----------------------------
John A. Shane (70)                   Trustee (2);           President, Palmer Service        40;
200 Unicorn Park Drive          21 years for CDC Nvest      Corporation (venture capital     Director, Gensym
Woburn, MA 01801                    Funds Trusts            organization)                    Corporation; Director,
                                                                                             Overland Storage, Inc.
                                                                                             Director, Abt Associates Inc.

INTERESTED TRUSTEES

Robert J. Blanding/3/ (56)             Trustee              President, Chairman,             40;
555 California Street            Less than 1 year for       Director, and Chief Executive    None
San Francisco, CA 94104         CDC Nvest Funds Trusts      Officer, Loomis Sayles, Chief
                                                            Executive Officer - Loomis
                                                            Sayles Funds II; President
                                                            and CEO - Loomis Sayles
                                                            Funds I

John T. Hailer/4/ (43)           President and Chief        President and Chief              40;
399 Boylston Street            Executive Officer - CDC      Executive Officer, CDC IXIS      None
Boston, MA 02116                  Nvest Funds Trusts,       Asset Management
                               Trustee; 3 years for CDC     Distributors, L.P.; President,
                                   Nvest Funds Trusts       Loomis Sayles Funds II;
                                                            Executive Vice President -
                                                            Loomis Sayles Funds I, for-
                                                            merly, Senior Vice President,
                                                            Fidelity Investments

Peter S. Voss/5/ (57)           Chairman of the Board,      Director, President and Chief    40;
399 Boylston Street           Trustee; 11 years for CDC     Executive Officer, CDC IXIS      Trustee of Harris Associates
Boston, MA 02116                  Nvest Funds Trusts        Asset Management North           Investment Trust/6/
                                                            America, L.P.

--------------------------------------------------------------------------------
                        Trustees' Information (continued)
--------------------------------------------------------------------------------

                               Position(s) Held with                                          Number of Portfolios in
                               Funds/1/, Length of Time           Principal Occupation(s)    Fund Complex Overseen and
   Name, Age and Address     Served and Term of Office/2/           During Past 5 Years       Other Directorships held
--------------------------   ----------------------------   ------------------------------   -------------------------
OFFICERS

Nicholas H. Palmerino (38)            Treasurer;            Senior Vice President, CDC       Not Applicable;
399 Boylston Street                 Not Applicable          IXIS Asset Management            None
Boston, MA 02116                                            Services, Inc.; Senior Vice
                                                            President, CDC IXIS Asset
                                                            Management Advisers, L.P.;
                                                            formerly, Vice President,
                                                            Loomis, Sayles & Company,
                                                            L.P.

John E. Pelletier (39)                Secretary;            Senior Vice President,           Not Applicable;
399 Boylston Street                 Not Applicable          General Counsel, Secretary       None
Boston, MA 02116                                            and Clerk, CDC IXIS
                                                            Distribution Corporation;
                                                            Senior Vice President,
                                                            General Counsel, Secretary
                                                            and Clerk, CDC IXIS Asset
                                                            Management  Distributors,
                                                            L.P.;  Senior Vice President,
                                                            General Counsel,  Secretary
                                                            and Clerk, CDC IXIS Asset
                                                            Management Advisers, L.P.;
                                                            Executive Vice President,
                                                            General Counsel, Secretary,
                                                            Clerk, and Director, CDC
                                                            IXIS Asset Management
                                                            Services, Inc.

(1)  Member of Audit Committee.
(2)  Member of Contract Review and Governance Committee.

/1/ Except as noted, each Trustee and Officer holds the same positions with CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
/2/ All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.
/3/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
/4/ Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
/5/ Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
/6/ As of December 31, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

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

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

Item 2.  Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee. Ms. Sandra O. Moose and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee have been designated as financial experts. Each of these individuals is also Independent Trustee of the Trust.

Item 4.  Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Trust. The table below sets forth fees billed by the Trust's principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                            Audit-related
                              Audit fees        fees/1/       Tax fees/2/    All other fees
                          ------------------------------------------------------------------
                           2002     2003    2002   2003     2002    2003    2002   2003
--------------------------------------------------------------------------------------------
CDC Nvest Funds Trust II  $23,250 $23,250   n/a   $7,000   $5,715  $19,365  n/a     n/a
--------------------------------------------------------------------------------------------

1. The audit related fees for 2003 consist of $7,000 related to agreed upon procedures as a result of a merger regarding two series of the Trust.

2. The tax fees consist of a review of a) the review of theTrust's tax returns and b) tax analysis relating to the merger of two series of the Trust.

Aggregate fees billed to the Trust for non-audit services for 2003 and 2002 were $26,365 and $5,715 , respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to CDC IXIS Asset Management Advisers, L.P. and entities controlling, controlled by or under common control with CDC IXIS Asset Management Advisers, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                              Audit-related fees/1/      Tax fees       All other fees
                           ---------------------------------------------------------------
                              2002         2003        2002      2003      2002     2003
------------------------------------------------------------------------------------------
Control Affiliates           96,000      107,239       n/a       n/a       n/a       n/a
------------------------------------------------------------------------------------------

1. The audit related fees for 2003 consist of a) SAS 70 internal examination of CDC IXIS Asset Management Services, Inc., b) anti-money laundering review for CDC IXIS Asset Management Service, Inc. and the performance of agreed upon procedures relating to the review of certain 12b-1 fees for CDC IXIS Asset Management Distributors, L.P.

Aggregate fees billed to Control Affiliates for non-audit services during 2003 and 2002 were $223,539 and $187,300, respectively

None of the series described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

     Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagement to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5  Reserved.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Reserved.

Item 9.  Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Trust's last fiscal half year with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that have materially affected, or are reasonably likely to material affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            CDC Nvest Funds Trust II

                                            By: /s/ JOHN T. HAILER
                                                --------------------------------
                                            Name:  John T. Hailer
                                            Title: President and Chief
                                                   Executive Officer
                                            Date:  February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By: /s/ JOHN T. HAILER
                                                --------------------------------
                                            Name:  John T. Hailer
                                            Title: President and Chief
                                                   Executive Officer
                                            Date:  February 25, 2004

                                            By: /s/ NICHOLAS H. PALMERINO
                                                --------------------------------
                                            Name:  Nicholas H. Palmerino
                                            Title: Treasurer
                                            Date:  February 25, 2004

                                  EXHIBIT INDEX

(a)      Code of Ethics of CDC Nvest Funds Trust II

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.